UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-05635)

Exact name of registrant as specified in charter:	Putnam Diversified Income Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

James E. Thomas, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2024

Date of reporting period:	October 1, 2023 – March 31, 2024

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FRANKLIN TEMPLETON

Putnam Diversified Income Trust

Semiannual report

3 | 31 | 24

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund's shareholder reports will be mailed to you beginning in July 2024.

Income funds invest in bonds and other securities with the goal of providing a steady stream of income over time.

FUND SYMBOL
CLASS A
PDINX

Putnam
Diversified Income
Trust

Semiannual report
3 | 31 | 24

Message from the Trustees	1
Your fund at a glance	2
Your fund’s expenses	3
Other information for shareholders	5
Important notice regarding Putnam’s privacy policy	6
Financial statements	7
Shareholder meeting results	76

Message from the Trustees

May 7, 2024

Dear Fellow Shareholder:

We are pleased to report that on January 1, 2024, Franklin Resources, Inc., a leading global asset management firm operating as Franklin Templeton, acquired Putnam Investments. With complementary capabilities and an established infrastructure serving over 150 countries, Franklin Templeton enhances Putnam’s investment, risk management, operations, and technology platforms. Together, our firms are committed to delivering strong fund performance and more choices for our investors.

We are also excited to welcome Jane E. Trust as an interested trustee to your Board of Trustees. Ms. Trust contributes over 30 years of investment management experience to The Putnam Funds, and has served as Senior Vice President, Fund Board Management, at Franklin Templeton since 2020.

As we enter this new chapter, you can rest assured that your fund continues to be actively managed by the same experienced professionals. Your investment team is exploring new and attractive opportunities for your fund while monitoring changing market conditions.

Thank you for investing with Putnam.

Credit qualities are shown as a percentage of the fund’s net assets as of 3/31/24. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. Ratings and portfolio credit quality will vary over time. Due to rounding, percentages may not equal 100%.

Cash and net other assets, if any, represent the market value weights of cash, derivatives, and short-term securities in the portfolio. The fund itself has not been rated by an independent rating agency.

Of special interest

The fund increased its monthly distribution rate for class A shares from $0.029 to $0.032 per share in December 2023 and from $0.032 to $0.034 per share in April 2024. These changes were made because the fund is required to fully distribute undistributed income accrued in the fiscal year ended September 30, 2023. Similar increases were made to other share classes.

2 Diversified Income Trust

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Total annual operating expenses for the
fiscal year ended 9/30/23	1.04%	1.79%	1.79%	1.29%	1.29%	0.67%	0.79%
Annualized expense ratio for the
six-month period ended 3/31/24	1.04%	1.79%	1.79%	1.29%	1.29%	0.67%	0.79%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in each class of the fund from 10/1/23 to 3/31/24. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$5.40	$9.28	$9.28	$6.70	$6.70	$3.49	$4.11
Ending value (after expenses)	$1,078.10	$1,074.70	$1,074.30	$1,077.20	$1,076.50	$1,081.80	$1,080.30

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period (183); and then dividing that result by the number of days in the year (366).

Diversified Income Trust 3

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended 3/31/24, use the following calculation method. To find the value of your investment on 10/1/23, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R6	Class Y
Expenses paid per $1,000*†	$5.25	$9.02	$9.02	$6.51	$6.51	$3.39	$3.99
Ending value (after expenses)	$1,019.80	$1,016.05	$1,016.05	$1,018.55	$1,018.55	$1,021.65	$1,021.05

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 3/31/24. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period (183); and then dividing that result by the number of days in the year (366).

4 Diversified Income Trust

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, your fund’s manager sends a single notice of internet availability, or a single printed copy, of annual and semiannual shareholder reports, prospectuses, and proxy statements to shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577. We will begin sending individual copies within 30 days.

Proxy voting

The Putnam Funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2023, are available in the Individual Investors section of putnam.com and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain The Putnam Funds’ proxy voting guidelines and procedures at no charge by calling Shareholder Services at 1-800-225-1581 or, for exchange-traded funds only, 1-833-228-5577.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT on the SEC’s website at www.sec.gov.

Diversified Income Trust 5

Important notice regarding Putnam’s privacy policy

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders’ names, addresses, Social Security numbers, and dates of birth. Using this information, we are able to maintain accurate records of accounts and transactions.

It is our policy to protect the confidentiality of our shareholder information, whether or not a shareholder currently owns shares of our funds. In particular, it is our policy not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we must share account information with outside vendors who provide services to us, such as mailings and proxy solicitations. In these cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. Finally, it is our policy to share account information with your financial representative, if you’ve listed one on your Putnam account.

6 Diversified Income Trust

Financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal period.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover (not required for money market funds) in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

Diversified Income Trust 7

The fund’s portfolio 3/31/24 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (33.9%)*	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (8.9%)
Government National Mortgage Association Pass-Through Certificates
6.50%, 11/20/38	$77,478	$80,769
5.50%, TBA, 4/1/54	32,000,000	31,981,162
4.50%, TBA, 4/1/54	45,000,000	43,236,391
4.00%, TBA, 4/1/54	30,000,000	28,075,872
3.50%, 11/20/49	8,440	7,656
		103,381,850
U.S. Government Agency Mortgage Obligations (25.0%)
Uniform Mortgage-Backed Securities
6.50%, TBA, 4/1/54	108,000,000	110,320,315
6.00%, TBA, 4/1/54	148,000,000	149,404,846
5.50%, TBA, 4/1/54	9,000,000	8,956,758
3.50%, TBA, 4/1/54	7,000,000	6,263,086
3.00%, TBA, 4/1/54	6,000,000	5,163,281
2.50%, TBA, 4/1/54	11,000,000	9,092,618
		289,200,904
Total U.S. government and agency mortgage obligations (cost $391,444,593)		$392,582,754

U.S. TREASURY OBLIGATIONS (0.2%)*	Principal amount	Value
U.S. Treasury Bonds 2.375%, 5/15/51 [i]	$1,589,000	$1,093,025
U.S. Treasury Notes
2.25%, 11/15/25 [i]	150,000	145,364
1.875%, 2/28/27 [i]	24,000	22,370
0.625%, 8/15/30 [i]	667,000	534,953
0.25%, 10/31/25 [i]	189,000	176,262
0.25%, 9/30/25 [i]	599,000	559,760
0.25%, 5/31/25 [i]	109,000	103,326
Total U.S. treasury obligations (cost $2,635,060)		$2,635,060

MORTGAGE-BACKED SECURITIES (30.2%)*	Principal amount	Value
Agency collateralized mortgage obligations (14.1%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	$2,223,561	$447,856
REMICs Ser. 5093, Class YI, IO, 4.50%, 12/25/50	2,510,768	565,123
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	24,318,746	5,413,645
REMICs Ser. 4984, Class IL, IO, 4.50%, 6/25/50	2,108,349	483,860
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	2,734,029	395,811
REMICs Ser. 23-5349, Class IB, IO, 4.00%, 12/15/46	4,380,036	906,055
REMICs Ser. 4193, Class PI, IO, 4.00%, 3/15/43	10,655,771	1,522,702
REMICs Ser. 4020, Class IA, IO, 4.00%, 3/15/27	860,781	26,796
REMICs Ser. 4484, Class TI, IO, 3.50%, 11/15/44	779,560	61,123
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	1,435,682	95,790
REMICs IFB Ser. 5011, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.14%), 0.815%, 9/25/50	3,248,915	391,884
REMICs IFB Ser. 4742, Class S, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.767%, 12/15/47	9,462,407	1,054,754

8 Diversified Income Trust

MORTGAGE-BACKED SECURITIES (30.2%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.667%, 8/15/56	$1,724,727	$205,156
REMICs IFB Ser. 4265, Class SD, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.667%, 1/15/35	15,922,800	896,100
REMICs IFB Ser. 5002, Class SJ, IO, ((-1 x US 30 Day Average SOFR) + 5.99%), 0.665%, 7/25/50	29,046,568	3,101,284
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.615%, 1/25/50	2,013,071	195,245
Strips IFB Ser. 326, Class S2, IO, ((-1 x US 30 Day Average SOFR) + 5.84%), 0.517%, 3/15/44	3,549,859	318,306
Strips IFB Ser. 311, Class S1, IO, ((-1 x US 30 Day Average SOFR) + 5.84%), 0.517%, 8/15/43	6,368,908	608,526
Federal National Mortgage Association
Grantor Trust Ser. 98-T2, Class A4, IO, 6.50%, 10/25/36	3,537	175
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	6,363,387	1,071,051
REMICs Ser. 15-69, IO, 6.00%, 9/25/45	7,798,299	1,685,251
REMICs Ser. 15-58, Class KI, IO, 6.00%, 3/25/37	11,107,109	1,821,999
Interest Strip Ser. 399, Class 2, IO, 5.50%, 11/25/39	11,149	2,303
Interest Strip Ser. 374, Class 6, IO, 5.50%, 8/25/36	463,648	75,325
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	812,039	129,512
Interest Strip Ser. 378, Class 19, IO, 5.00%, 6/25/35	487,596	66,769
REMICs Ser. 12-151, Class IN, IO, 5.00%, 1/25/43	5,358,932	1,027,629
REMICs Ser. 20-76, Class BI, IO, 4.50%, 11/25/50	2,684,613	587,007
REMICs Ser. 18-58, Class AI, IO, 4.50%, 8/25/48	14,886,228	2,201,374
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	2,586,708	526,349
Interest Strip Ser. 405, Class 2, IO, 4.00%, 10/25/40	37,354	6,607
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	6,070,510	958,230
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	2,202,925	290,698
REMICs Ser. 13-60, Class IP, IO, 4.00%, 10/25/42	1,825,988	203,198
REMICs Ser. 23-49, Class IB, IO, 3.50%, 3/25/47	16,266,753	2,577,255
REMICs Ser. 23-49, Class IA, IO, 3.00%, 8/25/46	14,398,722	1,729,819
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x US 30 Day Average SOFR) + 6.29%), 0.965%, 4/25/40	3,457,280	346,484
REMICs IFB Ser. 18-38, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.765%, 6/25/48	21,585,832	2,333,569
REMICs IFB Ser. 18-44, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.765%, 6/25/48	25,689,424	2,729,501
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x US 30 Day Average SOFR) + 6.09%), 0.765%, 6/25/45	1,401,265	58,803
REMICs IFB Ser. 13-18, Class SB, IO, ((-1 x US 30 Day Average SOFR) + 6.04%), 0.715%, 10/25/41	120,043	73
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.615%, 3/25/50	1,616,648	163,556
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.615%, 8/25/49	951,814	86,245
REMICs IFB Ser. 19-47, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.615%, 8/25/49	9,875,697	967,386
REMICs IFB Ser. 19-34, Class SL, IO, ((-1 x US 30 Day Average SOFR) + 5.94%), 0.615%, 7/25/49	11,465,449	1,112,569

Diversified Income Trust 9

MORTGAGE-BACKED SECURITIES (30.2%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs IFB Ser. 11-101, Class SA, IO, ((-1 x US 30 Day Average SOFR) + 5.79%), 0.465%, 10/25/41	$6,511,829	$507,300
FRB Ser. 02-W8, Class 1, IO, 0.293%, 6/25/42 W	3,393,951	18,315
Government National Mortgage Association
Ser. 17-104, Class MI, IO, 5.50%, 7/16/47	7,745,446	1,677,486
Ser. 19-119, Class IN, IO, 5.00%, 9/20/49	14,855,535	3,392,852
Ser. 18-37, IO, 5.00%, 3/20/48	6,289,471	1,426,220
Ser. 17-179, Class WI, IO, 5.00%, 12/20/47	3,677,717	859,265
Ser. 16-126, Class PI, IO, 5.00%, 2/20/46	6,120,025	1,241,447
Ser. 15-167, Class MI, IO, 5.00%, 6/20/45	10,442,394	2,016,092
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,375,465	326,659
Ser. 14-132, IO, 5.00%, 9/20/44	4,330,290	916,766
Ser. 12-146, IO, 5.00%, 12/20/42	3,054,323	584,964
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	829,178	161,479
Ser. 15-105, Class LI, IO, 5.00%, 10/20/39	5,475,806	1,111,862
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	4,959,142	973,884
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	1,368,652	281,602
Ser. 16-17, Class IA, IO, 4.50%, 3/20/45	6,917,117	1,279,425
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	4,909,539	950,544
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	11,224,743	2,227,297
Ser. 10-20, Class BI, IO, 4.50%, 2/16/40	6,653,360	1,236,860
Ser. 14-71, Class PI, IO, 4.50%, 12/20/39	3,785,782	343,976
Ser. 20-13, Class AI, 4.00%, 3/20/46	10,326,374	1,467,649
Ser. 15-89, Class IP, IO, 4.00%, 2/20/45	10,979,309	1,410,838
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	6,330,168	829,821
Ser. 14-4, Class BI, IO, 4.00%, 1/20/44	5,134,614	931,772
Ser. 14-4, Class IC, IO, 4.00%, 1/20/44	3,409,845	559,840
Ser. 14-163, Class PI, IO, 4.00%, 10/20/43	209,504	1,410
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	2,148,704	327,518
Ser. 13-27, Class IJ, IO, 4.00%, 2/20/43	2,595,045	411,756
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	1,594,505	269,153
Ser. 21-177, Class IG, IO, 3.50%, 10/20/51	22,114,946	3,332,271
Ser. 21-8, Class VI, IO, 3.50%, 12/20/50	23,356,657	3,641,886
Ser. 18-21, Class AI, IO, 3.50%, 2/20/48	1,221,636	127,587
Ser. 15-131, Class CI, IO, 3.50%, 9/20/45	3,196,248	481,728
Ser. 15-131, Class MI, IO, 3.50%, 9/20/45	5,023,710	873,924
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	5,991,954	919,693
Ser. 15-168, Class IG, IO, 3.50%, 3/20/43	3,438,378	436,269
Ser. 13-28, IO, 3.50%, 2/20/43	1,286,912	171,867
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	3,095,025	385,548
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	13,909,914	2,272,340
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	9,193,680	1,430,937
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	3,842,374	205,119
Ser. 21-116, Class EI, IO, 3.00%, 7/20/51	63,068,281	7,605,549
Ser. 20-175, Class NI, IO, 3.00%, 11/20/50	27,365,949	4,242,436
Ser. 16-H04, Class HI, IO, 2.337%, 7/20/65 W	14,395,462	385,798
Ser. 15-H23, Class DI, IO, 1.897%, 9/20/65 W	18,791,513	817,431
Ser. 15-H15, Class AI, IO, 1.862%, 6/20/65 W	25,289,021	973,628

10 Diversified Income Trust

MORTGAGE-BACKED SECURITIES (30.2%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 15-H12, Class AI, IO, 1.848%, 5/20/65 W	$41,926,241	$1,199,090
FRB Ser. 15-H08, Class CI, IO, 1.799%, 3/20/65 W	30,703,206	881,182
Ser. 15-H23, Class BI, IO, 1.749%, 9/20/65 W	37,352,160	1,015,979
Ser. 17-H06, Class DI, IO, 1.741%, 2/20/67 W	18,015,418	497,225
Ser. 15-H03, Class CI, IO, 1.697%, 1/20/65 W	37,948,597	1,070,151
Ser. 16-H14, IO, 1.674%, 6/20/66 W	21,564,630	554,858
Ser. 14-H25, Class BI, IO, 1.666%, 12/20/64 W	24,433,334	596,296
Ser. 16-H18, IO, 1.654%, 8/20/66 W	23,204,421	625,986
Ser. 17-H03, Class HI, IO, 1.587%, 1/20/67 W	35,029,674	907,268
Ser. 15-H01, Class BI, IO, 1.556%, 1/20/65 W	19,027,916	472,787
Ser. 18-H05, Class AI, IO, 1.451%, 2/20/68 W	36,877,855	1,625,539
Ser. 18-H05, Class BI, IO, 1.447%, 2/20/68 W	43,192,827	1,904,459
Ser. 18-H04, IO, 1.399%, 2/20/68 W	29,715,294	1,351,719
Ser. 17-H06, Class BI, IO, 1.293%, 2/20/67 W	29,349,877	871,084
Ser. 18-H02, Class EI, IO, 1.28%, 1/20/68 W	46,848,019	2,277,422
Ser. 18-H03, Class XI, IO, 1.246%, 2/20/68 W	57,023,499	2,725,723
Ser. 17-H06, Class MI, IO, 1.245%, 2/20/67 W	22,073,529	856,056
Ser. 18-H02, Class HI, IO, 1.236%, 1/20/68 W	38,164,099	1,849,738
Ser. 17-H03, Class EI, IO, 1.107%, 1/20/67 W	16,150,144	889,166
Ser. 17-H02, Class BI, IO, 0.962%, 1/20/67 W	13,046,469	440,149
Ser. 18-H01, Class XI, IO, 0.929%, 1/20/68 W	26,014,998	1,719,185
IFB Ser. 21-98, Class SK, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.857%, 6/20/51	5,680,405	669,663
IFB Ser. 21-77, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 6.19%), 0.857%, 5/20/51	30,300,279	3,519,498
IFB Ser. 18-105, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 6.14%), 0.807%, 8/20/48	13,154,412	1,298,192
Ser. 16-H22, Class AI, IO, 0.772%, 10/20/66 W	21,945,154	807,472
Ser. 18-H01, IO, 0.767%, 12/20/67 W	15,736,220	739,067
IFB Ser. 18-67, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.757%, 5/20/48	8,795,008	850,802
IFB Ser. 17-160, Class S, IO, ((-1 x CME Term SOFR 1 Month) + 6.09%), 0.757%, 10/20/43	14,860,747	1,206,054
Ser. 16-H23, Class NI, IO, 0.735%, 10/20/66 W	53,068,224	2,202,331
IFB Ser. 20-97, Class QS, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.707%, 7/20/50	2,225,209	287,186
IFB Ser. 18-139, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.707%, 10/20/48	1,200,413	110,527
IFB Ser. 13-152, Class SJ, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.707%, 5/20/41	11,159,098	971,672
IFB Ser. 10-20, Class SC, IO, ((-1 x CME Term SOFR 1 Month) + 6.04%), 0.707%, 2/20/40	2,769,247	249,232
Ser. 16-H24, Class JI, IO, 0.696%, 11/20/66 W	12,905,382	635,268
Ser. 16-H16, Class EI, IO, 0.68%, 6/20/66 W	20,257,593	769,788
IFB Ser. 20-63, Class PS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.657%, 4/20/50	2,466,964	264,011
IFB Ser. 19-96, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.657%, 8/20/49	1,283,239	130,685

Diversified Income Trust 11

MORTGAGE-BACKED SECURITIES (30.2%)* cont.	Principal amount	Value
Agency collateralized mortgage obligations cont.
Government National Mortgage Association
IFB Ser. 19-83, Class SY, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.657%, 7/20/49	$1,343,440	$130,985
IFB Ser. 18-164, Class AS, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.657%, 12/20/48	20,063,228	1,990,252
IFB Ser. 14-46, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.657%, 3/20/44	5,614,496	525,349
IFB Ser. 14-4, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.99%), 0.657%, 1/20/44	8,849,027	804,410
IFB Ser. 19-125, Class SG, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.607%, 10/20/49	7,561,589	862,977
IFB Ser. 19-6, Class SM, IO, ((-1 x CME Term SOFR 1 Month) + 5.94%), 0.607%, 1/20/49	12,003,614	1,067,077
Ser. 17-H12, Class QI, IO, 0.598%, 5/20/67 W	24,217,296	916,019
Ser. 17-H08, Class NI, IO, 0.597%, 3/20/67 W	29,231,315	1,005,557
Ser. 17-H11, Class DI, IO, 0.583%, 5/20/67 W	15,161,325	801,986
Ser. 15-H18, Class BI, IO, 0.495%, 7/20/65 W	20,355,268	861,028
Ser. 16-H27, Class EI, IO, 0.49%, 12/20/66 W	17,955,212	560,831
Ser. 17-H18, Class FI, IO, 0.477%, 9/20/67 W	26,329,093	1,495,328
Ser. 15-H20, Class BI, IO, 0.456%, 8/20/65 W	22,604,507	877,055
Ser. 17-H16, Class JI, IO, 0.453%, 8/20/67 W	25,681,373	1,264,727
Ser. 17-H16, IO, 0.385%, 8/20/67 W	23,713,202	1,411,836
Ser. 17-H20, Class HI, IO, 0.379%, 10/20/67 W	24,148,389	1,315,257
Ser. 16-H17, Class KI, IO, 0.367%, 7/20/66 W	12,397,514	551,418
Ser. 15-H24, Class AI, IO, 0.363%, 9/20/65 W	18,847,430	576,261
Ser. 17-H11, Class TI, IO, 0.276%, 4/20/67 W	15,526,094	911,381
Ser. 15-H15, Class BI, IO, 0.256%, 6/20/65 W	35,366,350	1,418,191
IFB Ser. 14-119, Class SA, IO, ((-1 x CME Term SOFR 1 Month) + 5.49%), 0.157%, 8/20/44	7,712,940	598,520
Ser. 15-H10, Class BI, IO, 0.048%, 4/20/65 W	18,397,144	849,948
Ser. 18-H15, Class EI, IO, 0.025%, 8/20/68 W	39,055,288	2,526,877
Ser. 17-H10, Class MI, IO, 0.021%, 4/20/67 W	48,333,544	1,459,673
Ser. 17-H09, IO, 0.014%, 4/20/67 W	25,428,341	746,958
Ser. 16-H06, Class CI, IO, 0.002%, 2/20/66 W	20,969,373	397,978
Ser. 20-H12, Class IH, IO, zero %, 7/20/70 W	39,886,271	2,916,604
		163,383,809
Commercial mortgage-backed securities (5.9%)
Barclays Commercial Mortgage Trust 144A
FRB Ser. 19-C5, Class F, 2.606%, 11/15/52 W	648,000	345,081
Ser. 19-C5, Class D, 2.50%, 11/15/52	442,000	319,742
Benchmark Mortgage Trust 144A FRB Ser. 18-B3, Class D, 3.021%, 4/10/51 W	1,742,000	1,071,251
BWAY Mortgage Trust 144A FRB Ser. 22-26BW, Class F, 4.866%, 2/10/44 W	5,376,000	3,345,495
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.249%, 12/15/47 W	3,043,000	2,636,251
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class C, 4.941%, 9/10/45 W	1,684,516	1,520,410
FRB Ser. 15-GC27, Class D, 4.419%, 2/10/48 W	242,000	217,698
Ser. 15-GC27, Class E, 3.00%, 2/10/48	476,000	359,477

12 Diversified Income Trust

MORTGAGE-BACKED SECURITIES (30.2%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
COMM Mortgage Trust
Ser. 12-LC4, Class B, 4.934%, 12/10/44 W	$170,407	$155,322
FRB Ser. 14-CR16, Class C, 4.899%, 4/10/47 W	389,000	361,738
Ser. 13-CR12, Class AM, 4.30%, 10/10/46	1,564,077	1,392,724
Ser. 15-DC1, Class B, 4.035%, 2/10/48 W	2,646,000	2,468,723
COMM Mortgage Trust 144A
FRB Ser. 13-CR13, Class D, 4.919%, 11/10/46 W	1,583,000	1,027,538
FRB Ser. 14-CR17, Class D, 4.784%, 5/10/47 W	326,000	280,017
FRB Ser. 14-UBS3, Class D, 4.76%, 6/10/47 W	165,000	90,238
Ser. 12-LC4, Class E, 4.25%, 12/10/44	10,009,000	1,851,665
FRB Ser. 13-CR7, Class D, 4.243%, 3/10/46 W	161,574	150,829
Ser. 12-CR4, Class B, 3.703%, 10/15/45	2,026,000	1,230,049
Credit Suisse Mortgage Trust 144A FRB Ser. 22-NWPT, Class A, 8.468%, 9/9/24	2,015,000	2,020,626
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.321%, 8/10/44 W	248,106	232,947
Federal Home Loan Mortgage Corporation 144A Multifamily Structured Credit Risk FRB Ser. 21-MN3, Class M2, 9.32%, 11/25/51	5,326,000	5,224,540
Government National Mortgage Association FRB Ser. 24-32, IO, 0.706%, 6/16/63	44,039,338	2,146,918
GS Mortgage Securities Corp., II 144A FRB Ser. 13-GC10, Class D, 4.537%, 2/10/46 W	273,000	249,869
GS Mortgage Securities Trust 144A
FRB Ser. 14-GC24, Class D, 4.521%, 9/10/47 W	2,909,000	1,584,868
Ser. 19-GC38, Class D, 3.00%, 2/10/52	600,000	450,456
JPMBB Commercial Mortgage Securities Trust Ser. 14-C21, Class AS, 3.997%, 8/15/47	1,866,000	1,820,296
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.694%, 2/15/47 W	1,461,000	1,187,063
FRB Ser. 14-C19, Class C19, 4.657%, 4/15/47 W	2,042,000	2,020,579
FRB Ser. 14-C23, Class D, 3.98%, 9/15/47 W	150,000	134,336
JPMDB Commercial Mortgage Securities Trust
FRB Ser. 18-C8, Class C, 4.761%, 6/15/51 W	1,431,000	1,158,626
Ser. 17-C5, Class C, 4.512%, 3/15/50 W	254,000	187,659
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-LC11, Class D, 4.116%, 4/15/46 W	239,000	98,592
Ser. 13-LC11, Class B, 3.499%, 4/15/46	180,000	152,966
JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 (In default) † W	3,874,809	966,722
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 6.138%, 12/15/49 W	60,277	1
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C22, Class C, 4.193%, 4/15/48 W	2,411,000	2,200,889
Ser. 14-C19, Class C, 4.00%, 12/15/47	1,678,000	1,592,564
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C12, Class D, 6.049%, 10/15/46 W	534,000	446,545
FRB Ser. 14-C17, Class D, 4.653%, 8/15/47 W	1,124,000	1,027,308
FRB Ser. 12-C6, Class E, 4.252%, 11/15/45 W	2,446,000	1,173,767
FRB Ser. 15-C23, Class D, 4.138%, 7/15/50 W	246,000	214,255
FRB Ser. 13-C10, Class F, 3.942%, 7/15/46 W	254,000	15,785

Diversified Income Trust 13

MORTGAGE-BACKED SECURITIES (30.2%)* cont.	Principal amount	Value
Commercial mortgage-backed securities cont.
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C9, Class D, 3.815%, 5/15/46 W	$389,000	$327,743
Ser. 14-C17, Class E, 3.50%, 8/15/47	1,172,000	1,023,687
Ser. 14-C18, Class D, 3.389%, 10/15/47	427,000	366,241
Morgan Stanley Capital I Trust
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	1,336,155	1,105,956
FRB Ser. 18-H3, Class C, 4.85%, 7/15/51 W	2,271,437	2,005,593
Morgan Stanley Capital I Trust 144A
FRB Ser. 12-C4, Class D, 5.164%, 3/15/45 W	1,106,161	1,035,644
FRB Ser. 12-C4, Class E, 5.164%, 3/15/45 W	3,095,000	2,285,658
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 9.185%, 3/25/50	565,998	558,960
FRB Ser. 19-01, Class M10, 8.685%, 10/25/49	447,931	440,795
PFP, Ltd. 144A FRB Ser. 21-8, Class A, 6.439%, 8/9/37 (Cayman Islands)	68,675	68,130
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL9, Class A, 7.796%, 6/25/37	2,749,942	2,753,744
Shelter Growth CRE Issuer, Ltd. 144A FRB Ser. 23-FL5, Class A, 8.08%, 5/19/38 (Bermuda)	1,014,000	1,015,267
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default) †	4,414,162	44
UBS-Barclays Commercial Mortgage Trust 144A Ser. 13-C6, Class E, 3.50%, 4/10/46	7,734,000	4,234,891
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 15-C30, Class D, 4.494%, 9/15/58 W	140,000	117,926
FRB Ser. 13-LC12, Class D, 3.949%, 7/15/46 W	7,277,111	1,887,042
Ser. 14-LC16, Class D, 3.938%, 8/15/50	3,902,687	253,675
Ser. 19-C53, Class D, 2.50%, 10/15/52	395,000	270,807
WF-RBS Commercial Mortgage Trust Ser. 14-C21, Class C, 4.234%, 8/15/47 W	128,000	119,553
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class E, 4.562%, 11/15/45 W	265,000	245,450
FRB Ser. 12-C10, Class D, 4.396%, 12/15/45 W	2,372,000	1,166,715
FRB Ser. 13-C15, Class D, 4.189%, 8/15/46 W	5,836,996	2,312,606
		68,728,552
Residential mortgage-backed securities (non-agency) (10.2%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (CME Term SOFR 1 Month + 0.30%), 5.634%, 5/25/47	2,725,629	1,555,553
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6, 5.865%, 11/27/36 W	4,455,615	3,022,847
Bear Stearns Alt-A Trust FRB Ser. 05-8, Class 21A1, 5.292%, 10/25/35 W	40,990	34,041
Bear Stearns Mortgage Funding Trust FRB Ser. 06-AR2, Class 2A1, (CME Term SOFR 1 Month + 0.57%), 5.904%, 9/25/46	3,364,173	2,859,634
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 06-4A, Class A2, (CME Term SOFR 1 Month + 0.29%), 5.624%, 11/25/47	1,773,327	1,320,977

14 Diversified Income Trust

MORTGAGE-BACKED SECURITIES (30.2%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 07-AMC3, Class A2D, (CME Term SOFR 1 Month + 0.46%), 5.794%, 3/25/37	$5,069,411	$4,166,581
FRB Ser. 07-AMC3, Class A2B, (CME Term SOFR 1 Month + 0.29%), 5.624%, 3/25/37	871,340	716,172
Citigroup Mortgage Loan Trust, Inc. 144A Ser. 22-A, Class A1, 6.17% (9.17%, 8/25/25), 9/25/62 ††	182,984	186,313
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A3, 3.698%, 3/25/65 W	410,000	383,722
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A3, (CME Term SOFR 1 Month + 0.81%), 6.144%, 9/25/35	440,801	385,516
FRB Ser. 05-59, Class 1A1, (CME Term SOFR 1 Month + 0.77%), 6.103%, 11/20/35	429,450	386,388
FRB Ser. 06-OA10, Class 1A1, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.96%), 6.049%, 8/25/46	2,066,503	1,771,840
FRB Ser. 06-OA7, Class 1A2, (Federal Reserve US 12 Month Cumulative Avg 1 yr CMT + 0.94%), 6.029%, 6/25/46	209,835	175,849
FRB Ser. 06-OA10, Class 3A1, (CME Term SOFR 1 Month + 0.49%), 5.824%, 8/25/46	3,417,908	3,093,968
FRB Ser. 06-OA10, Class 4A1, (CME Term SOFR 1 Month + 0.49%), 5.824%, 8/25/46	7,061,930	6,065,954
FRB Ser. 05-65CB, Class 2A1, (CME Term SOFR 1 Month + 0.54%), 5.50%, 12/25/35	319,104	204,642
FRB Ser. 06-OA7, Class 1A1, 3.522%, 6/25/46 W	1,920,032	1,705,188
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class B, (US 30 Day Average SOFR + 10.61%), 15.935%, 5/25/28	6,311,214	6,950,907
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, (US 30 Day Average SOFR + 10.11%), 15.435%, 7/25/28	2,079,418	2,317,010
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class B, (US 30 Day Average SOFR + 9.46%), 14.785%, 4/25/28	4,546,171	4,977,251
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class B, (US 30 Day Average SOFR + 7.66%), 12.985%, 12/25/27	6,890,402	7,274,038
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58 W	1,710,000	1,595,475
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class B2, (US 30 Day Average SOFR + 12.36%), 17.685%, 2/25/49	841,000	1,056,866
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B2, (US 30 Day Average SOFR + 11.50%), 16.82%, 10/25/50	256,000	343,329
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class B2, (US 30 Day Average SOFR + 11.11%), 16.435%, 10/25/48	2,017,000	2,572,463
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class B2, (US 30 Day Average SOFR + 11.00%), 16.32%, 3/25/42	4,969,000	5,754,724
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B2, (US 30 Day Average SOFR + 10.86%), 16.185%, 1/25/49	111,000	140,108
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B2, (US 30 Day Average SOFR + 10.61%), 15.935%, 3/25/49	242,000	292,102
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA4, Class B2, (US 30 Day Average SOFR + 10.11%), 15.435%, 8/25/50	448,000	602,560

Diversified Income Trust 15

MORTGAGE-BACKED SECURITIES (30.2%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA3, Class B2, (US 30 Day Average SOFR + 10.11%), 15.435%, 7/25/50	$3,318,000	$4,362,964
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA3, Class B2, (US 30 Day Average SOFR + 9.46%), 14.785%, 6/25/50	239,000	311,895
Structured Agency Credit Risk Trust FRB Ser. 19-FTR1, Class B2, (US 30 Day Average SOFR + 8.46%), 13.785%, 1/25/48	1,340,000	1,582,038
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B2, (US 30 Day Average SOFR + 7.86%), 13.185%, 9/25/48	408,000	479,526
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class B2, (US 30 Day Average SOFR + 7.71%), 13.035%, 3/25/50	500,000	584,498
Structured Agency Credit Risk Trust FRB Ser. 19-FTR3, Class FTR3, (US 30 Day Average SOFR + 4.91%), 10.236%, 9/25/47	468,000	490,815
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class B1, (US 30 Day Average SOFR + 4.80%), 10.12%, 10/25/50	870,000	981,469
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58 W	2,714,000	2,519,313
Seasoned Credit Risk Transfer Trust Ser. 17-3, Class M2, 4.75%, 7/25/56 W	538,000	509,073
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56 W	105,557	103,786
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, (US 30 Day Average SOFR + 12.36%), 17.685%, 9/25/28	9,341,128	10,931,212
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.185%, 10/25/28	7,663,350	8,895,941
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, (US 30 Day Average SOFR + 11.86%), 17.185%, 8/25/28	4,966,734	5,722,129
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2B, (US 30 Day Average SOFR + 10.86%), 16.185%, 1/25/29	443,823	509,094
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1B, (US 30 Day Average SOFR + 10.36%), 15.685%, 1/25/29	148,188	168,975
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1B, (US 30 Day Average SOFR + 9.36%), 14.685%, 4/25/29	415,817	475,215
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1B1, (US 30 Day Average SOFR + 6.86%), 12.185%, 2/25/40	1,645,000	1,771,074
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1B2, (US 30 Day Average SOFR + 6.00%), 11.32%, 10/25/41	185,000	195,406
Connecticut Avenue Securities Trust FRB Ser. 19-R04, Class 2B1, (US 30 Day Average SOFR + 5.36%), 10.685%, 6/25/39	457,900	489,094
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2B1, (US 30 Day Average SOFR + 4.50%), 9.82%, 1/25/42	1,471,000	1,549,147
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2B1, (US 30 Day Average SOFR + 4.46%), 9.785%, 7/25/31	163,000	175,327
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1B1, (US 30 Day Average SOFR + 4.21%), 9.535%, 9/25/31	292,216	309,874
Connecticut Avenue Securities Trust FRB Ser. 20-SBT1, Class 1M2, (US 30 Day Average SOFR + 3.76%), 9.085%, 2/25/40	239,000	251,230
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2B1, (US 30 Day Average SOFR + 3.11%), 8.435%, 1/25/40	126,000	129,460

16 Diversified Income Trust

MORTGAGE-BACKED SECURITIES (30.2%)* cont.	Principal amount	Value
Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.32%, 1/25/42	$3,600,000	$3,701,250
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (US 30 Day Average SOFR + 2.56%), 7.885%, 7/25/31	18,211	18,291
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 5.804%, 5/25/36	9,105,508	2,089,034
GSR Mortgage Loan Trust FRB Ser. 07-OA1, Class 2A3A, (CME Term SOFR 1 Month + 0.42%), 5.754%, 5/25/37	3,763,980	2,078,082
HarborView Mortgage Loan Trust FRB Ser. 05-2, Class 1A, (CME Term SOFR 1 Month + 0.63%), 5.961%, 5/19/35	10,387,308	3,242,443
Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-R4, Class 4B, (CME Term SOFR 1 Month + 0.34%), 3.409%, 2/26/37	122,490	104,959
Oaktown Re III, Ltd. 144A
FRB Ser. 19-1A, Class B1B, (US 30 Day Average SOFR + 4.46%), 9.785%, 7/25/29 (Bermuda)	383,000	383,221
FRB Ser. 19-1A, Class B1A, (US 30 Day Average SOFR + 3.61%), 8.935%, 7/25/29 (Bermuda)	317,000	317,184
Towd Point Mortgage Trust 144A
Ser. 19-2, Class A2, 3.75%, 12/25/58 W	256,000	226,559
Ser. 18-5, Class M1, 3.25%, 7/25/58 W	240,000	197,677
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR13, Class A1C3, (CME Term SOFR 1 Month + 1.09%), 6.424%, 10/25/45	77,724	73,537
		117,842,810
Total mortgage-backed securities (cost $389,051,831)		$349,955,171

CORPORATE BONDS AND NOTES (19.0%)*		Principal amount	Value
Basic materials (1.7%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$1,035,000	$1,123,444
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		455,000	470,299
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		1,035,000	973,931
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		1,470,000	1,363,770
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		1,375,000	1,395,330
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		1,536,000	1,383,979
Constellium SE company guaranty sr. unsec. unsub. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	980,000	977,142
HTA Group, Ltd./Mauritius company guaranty sr. unsec. notes Ser. REGS, 7.00%, 12/18/25 (Tanzania)		$1,755,000	1,746,225
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		1,435,000	1,418,507
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		2,610,000	2,283,750
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		750,000	711,309
Olympus Water US Holding Corp. 144A sr. notes 9.75%, 11/15/28		1,875,000	1,997,281
Resideo Funding, Inc. 144A company guaranty sr. unsec. unsub. notes 4.00%, 9/1/29		1,625,000	1,452,964
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		1,335,000	1,421,775

Diversified Income Trust 17

CORPORATE BONDS AND NOTES (19.0%)* cont.		Principal amount	Value
Basic materials cont.
Stillwater Mining Co. company guaranty sr. unsec. notes Ser. REGS, 4.50%, 11/16/29 (South Africa)		$270,000	$212,289
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		1,410,000	1,424,100
			20,356,095
Capital goods (1.3%)
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		2,980,000	3,207,225
Boeing Co. (The) sr. unsec. notes 2.70%, 2/1/27		1,060,000	976,370
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	1,265,000	1,354,319
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		$1,542,000	1,450,158
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		3,108,000	2,765,163
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC 144A company guaranty sr. notes 4.00%, 10/15/27		1,530,000	1,427,239
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		1,309,000	1,364,633
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		523,000	478,869
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		608,000	663,199
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		625,000	637,122
TransDigm, Inc. 144A sr. notes 6.625%, 3/1/32		405,000	409,168
			14,733,465
Communication services (1.5%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27 R		3,045,000	2,851,478
AT&T, Inc. sr. unsec. notes 4.10%, 2/15/28		3,000,000	2,908,492
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		3,840,000	3,133,914
CSC Holdings, LLC 144A company guaranty sr. unsec. notes 5.50%, 4/15/27		1,565,000	1,400,227
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		6,100,000	5,641,467
Vmed O2 UK Financing I PLC sr. notes Ser. REGS, 3.25%, 1/31/31 (United Kingdom)	EUR	1,490,000	1,417,450
			17,353,028
Consumer cyclicals (4.0%)
Banijay Entertainment SASU 144A sr. notes 8.125%, 5/1/29 (France)		$1,205,000	1,242,825
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		3,189,000	3,257,560
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		1,545,000	1,419,773
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		1,659,000	1,702,938
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		1,686,000	1,839,188
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		1,570,000	1,486,245
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 7.875%, 4/1/30		1,230,000	1,223,850
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.125%, 8/15/31		1,695,000	1,468,601

18 Diversified Income Trust

CORPORATE BONDS AND NOTES (19.0%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Dufry One BV company guaranty sr. unsec. notes Ser. REGS, 3.375%, 4/15/28 (Netherlands)	EUR	1,345,000	$1,396,841
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26		$1,630,000	1,390,532
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		1,610,000	1,446,987
Levi Strauss & Co. sr. unsec. notes 3.375%, 3/15/27	EUR	1,004,000	1,063,137
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		$3,115,000	3,197,756
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		1,625,000	1,437,672
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		1,550,000	1,426,901
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		2,155,000	2,029,919
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		725,000	685,541
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		1,565,000	1,431,118
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		1,485,000	1,429,253
Penn Entertainment, Inc. 144A sr. unsec. notes 4.125%, 7/1/29		1,670,000	1,436,117
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		1,350,000	1,447,963
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 6.25%, 3/15/32		145,000	146,154
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	1,474,000	1,487,464
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		$1,650,000	1,483,012
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		3,416,000	3,262,177
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		1,427,000	1,411,077
Verisure Midholding AB company guaranty sr. unsec. notes Ser. REGS, 5.25%, 2/15/29 (Sweden)	EUR	3,240,000	3,386,589
Via Celere Desarrollos Inmobiliarios SA company guaranty sr. notes Ser. REGS, 5.25%, 4/1/26 (Spain)	EUR	246,000	260,691
Warnermedia Holdings, Inc. company guaranty sr. unsec. bonds 5.141%, 3/15/52		$1,160,000	962,797
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		440,000	455,400
			46,316,078
Consumer staples (1.1%)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/15/29		1,583,000	1,420,877
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		1,481,000	1,429,422
Avis Budget Finance PLC company guaranty sr. unsec. notes Ser. REGS, 7.25%, 7/31/30	EUR	1,210,000	1,300,448
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	420,000	451,395
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		$1,450,000	1,424,174
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29		815,000	721,642
Loxam SAS company guaranty sr. notes Ser. EMTN, 6.375%, 5/15/28 (France)	EUR	1,330,000	1,489,266
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		$1,607,000	1,429,817

Diversified Income Trust 19

CORPORATE BONDS AND NOTES (19.0%)* cont.	Principal amount	Value
Consumer staples cont.
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29	$1,485,000	$1,409,643
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29	1,491,000	1,429,400
		12,506,084
Energy (3.3%)
Antero Resources Corp. 144A sr. unsec. notes 5.375%, 3/1/30	1,425,000	1,368,542
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	2,828,000	2,829,064
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31	3,000,000	3,210,180
Ecopetrol SA sr. unsec. unsub. bonds 8.875%, 1/13/33 (Colombia)	1,185,000	1,253,412
Ecopetrol SA sr. unsec. unsub. notes 6.875%, 4/29/30 (Colombia)	1,800,000	1,757,460
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28	1,000,000	1,010,870
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	1,429,000	1,440,584
Energo-Pro a.s. 144A sr. unsec. notes 11.00%, 11/2/28 (Czech Republic)	960,000	1,048,771
EnLink Midstream, LLC 144A company guaranty sr. unsec. unsub. notes 6.50%, 9/1/30	1,385,000	1,424,924
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30	1,560,000	1,433,496
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)	450,000	441,563
KazMunayGas National Co. JSC sr. unsec. unsub. bonds Ser. REGS, 6.375%, 10/24/48 (Kazakhstan)	980,000	916,300
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	1,450,000	1,418,283
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	1,330,000	1,351,990
Pertamina Persero PT sr. unsec. unsub. bonds Ser. REGS, 6.00%, 5/3/42 (Indonesia)	890,000	897,789
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)	771,000	783,500
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	138,000	136,498
Petroleos del Peru SA sr. unsec. unsub. bonds Ser. REGS, 4.75%, 6/19/32 (Peru)	710,000	559,009
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)	170,000	169,303
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 5.95%, 1/28/31 (Mexico)	620,000	497,243
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.84%, 1/23/30 (Mexico)	2,220,000	1,957,848
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)	546,000	454,077
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)	2,130,000	2,009,047
Petronas Capital, Ltd. company guaranty sr. unsec. bonds Ser. REGS, 4.55%, 4/21/50 (Malaysia)	876,000	776,371

20 Diversified Income Trust

CORPORATE BONDS AND NOTES (19.0%)* cont.		Principal amount	Value
Energy cont.
Petronas Capital, Ltd. company guaranty sr. unsec. unsub. bonds Ser. REGS, 2.48%, 1/28/32 (Malaysia)		$1,980,000	$1,649,182
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		1,499,000	1,402,795
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		1,425,000	1,431,106
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		1,475,000	1,432,570
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		3,080,000	3,176,309
			38,238,086
Financials (2.6%)
Air Lease Corp. sr. unsec. sub. notes 5.85%, 12/15/27		3,475,000	3,528,603
Aircastle, Ltd. 144A sr. unsec. notes 5.25%, 8/11/25		1,365,000	1,352,937
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		3,025,000	3,111,937
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28		2,870,000	2,968,888
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)		1,920,000	1,929,774
Credit Suisse AG sr. unsec. unsub. notes 7.50%, 2/15/28		585,000	630,798
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31		100,000	109,444
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27		650,000	652,404
Ford Motor Co. sr. unsec. unsub. notes 4.125%, 8/17/27		940,000	891,986
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		6,055,000	6,178,078
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		3,010,000	3,002,661
Protective Life Global Funding 144A 5.467%, 12/8/28		1,765,000	1,796,632
Toronto-Dominion Bank (The) sr. unsec. notes 5.264%, 12/11/26 (Canada)		985,000	991,394
UBS Group AG 144A sr. unsec. bonds 5.428%, 2/8/30 (Switzerland)		1,058,000	1,059,569
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 5.574%, 7/25/29		1,510,000	1,527,897
			29,733,002
Government (—%)
Eskom Holdings SOC, Ltd. sr. unsec. notes 4.314%, 7/23/27 (South Africa)		240,000	220,500
Eskom Holdings SOC, Ltd. sr. unsec. notes Ser. REGS, 6.35%, 8/10/28 (South Africa)		230,000	220,225
			440,725
Health care (1.3%)
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		1,563,000	1,391,070
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		50,000	45,500
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		1,385,000	1,404,377
Organon & Co./Organon Foreign Debt Co-Issuer BV 144A company guaranty sr. notes 4.125%, 4/30/28		1,510,000	1,407,157
Pharmacia, LLC company guaranty sr. unsec. notes 6.60%, 12/1/28		2,870,000	3,082,535
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		1,625,000	1,439,679
Tenet Healthcare Corp. 144A company guaranty sr. notes 6.75%, 5/15/31		3,140,000	3,197,242
Teva Pharmaceutical Finance Netherlands II BV company guaranty sr. unsec. unsub. notes 4.375%, 5/9/30 (Israel)	EUR	930,000	963,267
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 8.125%, 9/15/31 (Israel)		$1,873,000	2,053,277
			14,984,104

Diversified Income Trust 21

CORPORATE BONDS AND NOTES (19.0%)* cont.		Principal amount	Value
Technology (0.8%)
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		$1,600,000	$1,408,134
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		1,515,000	1,468,685
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		500,000	474,481
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		1,576,000	1,477,737
NCR Voyix Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29		1,545,000	1,432,915
Seagate HDD Cayman company guaranty sr. unsec. notes 9.625%, 12/1/32 (Cayman Islands)		1,011,000	1,151,831
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		1,595,000	1,434,580
			8,848,363
Transportation (0.2%)
Air France-KLM sr. unsec. notes 8.125%, 5/31/28 (France)	EUR	1,200,000	1,457,923
Mersin Uluslararasi Liman Isletmeciligi A.S. 144A sr. unsec. notes 8.25%, 11/15/28 (Turkey)		$500,000	516,875
			1,974,798
Utilities and power (1.2%)
Aegea Finance SARL 144A company guaranty sr. unsec. notes 9.00%, 1/20/31 (Brazil)		1,245,000	1,318,144
Ameren Corp. sr. unsec. unsub. notes 5.00%, 1/15/29		1,110,000	1,103,928
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 144A company guaranty sr. FRN 7.875%, 2/15/39 (Mexico)		1,200,000	1,299,205
Diamond II, Ltd. 144A company guaranty sr. notes 7.95%, 7/28/26 (India)		1,700,000	1,725,500
Electricite De France SA 144A jr. unsec. sub. FRB 9.125%, perpetual maturity (France)		1,280,000	1,411,201
Georgia Power Co. sr. unsec. unsub. notes 5.004%, 2/23/27		1,340,000	1,341,610
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/1/29		1,605,000	1,598,399
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		1,560,000	1,482,365
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29		1,775,000	1,808,738
Vistra Operations Co., LLC 144A company guaranty sr. unsec. unsub. notes 4.375%, 5/1/29		1,560,000	1,445,160
			14,534,250
Total corporate bonds and notes (cost $216,481,188)			$220,018,078

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.8%)*		Principal amount	Value
Angola (Republic of) sr. unsec. notes Ser. REGS, 8.00%, 11/26/29 (Angola)		$500,000	$465,000
Angola (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.75%, 4/14/32 (Angola)		1,090,000	1,000,075
Argentine (Republic of) sr. unsec. unsub. bonds 3.625%, 7/9/35 (Argentina)		3,395,000	1,409,220
Argentine (Republic of) sr. unsec. unsub. notes 0.75%, 7/9/30 (Argentina)		2,490,000	1,305,507
Bahrain (Kingdom of) sr. unsec. notes Ser. REGS, 7.375%, 5/14/30 (Bahrain)		1,022,000	1,061,603
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	300,000	262,167

22 Diversified Income Trust

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.8%)* cont.		Principal amount	Value
Benin (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/19/32 (Benin)	EUR	1,040,000	$944,009
Benin (Republic of) 144A sr. unsec. notes 7.96%, 2/13/38 (Benin)		$1,490,000	1,449,025
Brazil (Federal Republic of) sr. unsec. unsub. bonds 8.25%, 1/20/34 (Brazil)		1,030,000	1,185,788
Brazil (Federal Republic of) sr. unsec. unsub. bonds 5.00%, 1/27/45 (Brazil)		1,320,000	1,056,000
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.125%, 3/15/34 (Brazil)		4,180,000	4,133,842
Brazil (Federal Republic of) sr. unsec. unsub. notes 6.00%, 10/20/33 (Brazil)		1,080,000	1,069,072
Chile (Republic of) sr. unsec. unsub. bonds 4.85%, 1/22/29 (Chile)		1,185,000	1,173,712
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)		2,150,000	1,871,427
Colombia (Republic of) sr. unsec. unsub. bonds 7.375%, 9/18/37 (Colombia)		990,000	984,072
Colombia (Republic of) sr. unsec. unsub. notes 8.75%, 11/14/53 (Colombia)		380,000	412,295
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)		1,610,000	1,690,220
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		1,710,000	1,746,597
Colombia (Republic of) sr. unsec. unsub. notes 3.125%, 4/15/31 (Colombia)		950,000	758,026
Costa Rica (Government of) sr. unsec. unsub. bonds Ser. REGS, 7.158%, 3/12/45 (Costa Rica)		850,000	888,250
Costa Rica (Government of) sr. unsec. unsub. notes Ser. REGS, 6.125%, 2/19/31 (Costa Rica)		1,240,000	1,254,066
Cote d’lvoire (Republic of) sr. unsec. notes Ser. REGS, 4.875%, 1/30/32 (Cote d’lvoire)	EUR	1,960,000	1,819,440
Cote d’lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d’lvoire)		$3,262,000	2,935,800
Cote d’lvoire (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 3/3/28 (Cote d’lvoire)		900,000	887,625
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 6.85%, 1/27/45 (Dominican Republic)		1,340,000	1,328,275
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		2,733,000	2,756,937
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)		1,050,000	1,042,562
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.50%, 1/30/30 (Dominican Republic)		950,000	864,431
Ecuador (Republic of) sr. unsec. notes Ser. REGS, 6.00%, 7/31/30 (Ecuador)		230,000	156,353
Ecuador (Republic of) sr. unsec. unsub. bonds Ser. REGS, 3.50%, 7/31/35 (Ecuador)		1,030,000	540,750
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)		1,100,000	899,250
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.053%, 1/15/32 (Egypt)		1,678,000	1,386,448
Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 7.60%, 3/1/29 (Egypt)		850,000	783,063

Diversified Income Trust 23

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.8%)* cont.	Principal amount	Value
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 2/28/29 (El Salvador)	$720,000	$627,300
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)	1,155,000	984,638
Ghana (Republic of) sr. unsec. bonds Ser. REGS, 8.125%, 3/26/32 (Ghana) (In default) †	1,820,000	937,300
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.60%, 6/13/36 (Guatemala)	3,515,000	3,585,300
Guatemala (Republic of) 144A sr. unsec. notes 7.05%, 10/4/32 (Guatemala)	840,000	890,400
Honduras (Government of) sr. unsec. unsub. notes Ser. REGS, 6.25%, 1/19/27 (Honduras)	230,000	221,088
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.75%, 1/17/38 (Indonesia)	1,320,000	1,639,453
Indonesia (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.35%, 1/8/27 (Indonesia)	230,000	225,991
Indonesia (Republic of) sr. unsec. unsub. notes 3.55%, 3/31/32 (Indonesia)	765,000	691,427
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	1,200,000	1,179,064
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)	370,000	438,394
Jordan (Kingdom of) sr. unsec. notes Ser. REGS, 5.85%, 7/7/30 (Jordan)	936,000	859,950
Kenya (Republic of) 144A sr. unsec. notes 9.75%, 2/16/31 (Kenya)	1,810,000	1,850,725
Mongolia (Government of) sr. unsec. notes Ser. REGS, 5.125%, 4/7/26 (Mongolia)	350,000	339,500
Mongolia (Government of) sr. unsec. notes Ser. REGS, 4.45%, 7/7/31 (Mongolia)	557,000	470,944
Mongolia (Government of) 144A sr. unsec. notes 8.65%, 1/19/28 (Mongolia)	200,000	210,250
Morocco (Kingdom of) sr. unsec. bonds Ser. REGS, 3.00%, 12/15/32 (Morocco)	474,000	379,793
Morocco (Kingdom of) sr. unsec. unsub. bonds Ser. REGS, 5.50%, 12/11/42 (Morocco)	539,000	472,973
Mozambique (Republic of) unsec. notes Ser. REGS, 9.00%, 9/15/31 (Mozambique)	550,000	469,563
Nigeria (Government of) sr. unsec. unsub. notes Ser. REGS, 8.375%, 3/24/29 (Nigeria)	940,000	915,325
Nigeria (Government of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 11/28/27 (Nigeria)	990,000	929,363
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 6.00%, 8/1/29 (Oman)	4,167,000	4,255,549
Panama (Republic of) sr. unsec. unsub. bonds 7.50%, 3/1/31 (Panama)	4,020,000	4,160,700
Panama (Republic of) sr. unsec. unsub. bonds 3.87%, 7/23/60 (Panama)	1,400,000	798,000
Panama Government International Bond sr. unsec. unsub. bonds 3.75%, 3/16/25 (Panama)	780,000	759,525
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 3.849%, 6/28/33 (Paraguay)	865,000	754,295

24 Diversified Income Trust

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.8%)* cont.	Principal amount	Value
Paraguay (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.10%, 8/11/44 (Paraguay)	$820,000	$796,425
Paraguay (Republic of) 144A sr. unsec. bonds 3.849%, 6/28/33 (Paraguay)	800,000	700,000
Philippines (Republic of) sr. unsec. unsub. bonds 4.20%, 3/29/47 (Philippines)	924,000	778,930
Philippines (Republic of) sr. unsec. unsub. notes 3.75%, 1/14/29 (Philippines)	550,000	521,725
Philippines (Republic of) sr. unsec. unsub. notes 3.229%, 3/29/27 (Philippines)	830,000	788,146
Romania (Government of) sr. unsec. notes Ser. REGS, 3.00%, 2/14/31 (Romania)	1,550,000	1,299,272
Romania (Government of) sr. unsec. unsub. notes 7.125%, 1/17/33 (Romania)	860,000	919,410
Romania (Government of) sr. unsec. unsub. notes 6.125%, 1/22/44 (Romania)	430,000	419,129
Romania (Government of) unsec. bonds Ser. REGS, 6.00%, 5/25/34 (Romania)	860,000	853,372
Romania (Government of) 144A sr. unsec. notes 6.375%, 1/30/34 (Romania)	1,000,000	1,012,940
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	260,000	221,325
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)	1,130,000	1,151,188
Serbia (Republic of) sr. unsec. notes Ser. REGS, 6.50%, 9/26/33 (Serbia)	695,000	708,900
Serbia (Republic of) sr. unsec. unsub. notes Ser. REGS, 2.125%, 12/1/30 (Serbia)	2,850,000	2,255,063
Serbia (Republic of) 144A sr. unsec. notes 6.50%, 9/26/33 (Serbia)	700,000	713,125
Serbia (Republic of) 144A sr. unsec. notes 6.25%, 5/26/28 (Serbia)	1,150,000	1,171,563
South Africa (Republic of) sr. unsec. unsub. bonds 6.25%, 3/8/41 (South Africa)	510,000	420,097
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 6/22/30 (South Africa)	2,520,000	2,331,000
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	1,310,000	1,241,225
Trinidad & Tobago (Government of) sr. unsec. notes Ser. REGS, 4.50%, 8/4/26 (Trinidad)	900,000	869,625
Turkey (Republic of) sr. unsec. unsub. notes 9.125%, 7/13/30 (Turkey)	2,810,000	3,041,825
Ukraine (Government of) sr. unsec. notes Ser. REGS, 6.876%, 5/21/31 (Ukraine) (In default) †	1,600,000	470,548
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)	1,510,000	1,210,844
United Mexican States sr. unsec. unsub. bonds 2.659%, 5/24/31 (Mexico)	2,175,000	1,814,407
United Mexican States sr. unsec. unsub. notes 6.338%, 5/4/53 (Mexico)	430,000	424,237
United Mexican States sr. unsec. unsub. notes 3.75%, 1/11/28 (Mexico)	2,580,000	2,449,559
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)	1,200,000	1,161,385

Diversified Income Trust 25

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (8.8%)* cont.	Principal amount	Value
Uzbekistan (Republic of) sr. unsec. notes Ser. REGS, 7.85%, 10/12/28 (Uzbekistyan)	$430,000	$449,350
Vietnam (Socialist Republic of) sr. unsec. notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)	1,335,000	1,323,652
Total foreign government and agency bonds and notes (cost $103,947,282)		$102,085,984

SENIOR LOANS (4.9%)*c		Principal amount	Value
Basic materials (0.2%)
Nouryon Finance BV bank term loan FRN (EURIBOR 3 Month ACT/360 + 4.25%), 8.178%, 4/3/28 (Netherlands)	EUR	1,160,000	$1,247,949
Quikrete Holdings, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 2.75%), 8.195%, 3/18/29		$1,306,666	1,306,666
			2,554,615
Capital goods (0.6%)
Chart Industries, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.673%, 3/17/30		1,967,280	1,969,739
CPM Holdings, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.50%), 9.826%, 9/22/28		760,095	760,369
Emerald Debt Merger Sub, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.791%, 5/31/30		998,450	997,452
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.693%, 6/15/28		1,351,526	1,348,715
TK Elevator US Newco, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.821%, 4/11/30		823,913	826,319
TransDigm, Inc. bank term loan FRN Ser. J, (CME Term SOFR 1 Month + 3.25%), 8.598%, 2/28/31		1,103,236	1,108,354
			7,010,948
Communication services (0.3%)
CSC Holdings, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.94%, 4/15/27		1,580,000	1,419,456
DIRECTV Financing, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 5.25%), 10.695%, 8/2/29		1,438,322	1,436,035
			2,855,491
Consumer cyclicals (1.5%)
APi Group DE, Inc. bank term loan FRN (CME Term SOFR 1 Month + 2.50%), 7.942%, 1/3/29		555,000	555,811
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.08%, 10/19/27		2,950,000	2,957,670
Banijay Group US Holding, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.572%, 3/1/28		558,589	558,707
Caesars Entertainment, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.041%, 1/24/31		1,345,000	1,345,000
Carnival Corp. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.695%, 10/18/28		2,997,334	2,997,964
Flutter Financing BV bank term loan FRN Class B, (CME Term SOFR 1 Month + 2.25%), 7.559%, 11/18/30		658,350	657,995
Gray Television, Inc. bank term loan FRN Ser. D, (CME Term SOFR 1 Month + 3.00%), 8.44%, 10/27/28		1,389,340	1,299,033
Hunter Douglas, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.824%, 2/25/29		1,346,574	1,328,691

26 Diversified Income Trust

SENIOR LOANS (4.9%)*c cont.	Principal amount	Value
Consumer cyclicals cont.
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.423%, 4/11/29	$1,186,987	$1,092,836
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.18%, 1/29/28	2,436,683	2,428,058
PG Investment Co. 59 SARL bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.824%, 2/23/31 (Luxembourg)	555,000	555,694
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.313%, 2/28/27	1,002,000	20,040
Scientific Games Holdings LP bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.58%, 4/4/29	1,281,746	1,280,722
Station Casinos, LLC bank term loan FRN (CME Term SOFR 1 Month + 2.25%), 7.575%, 3/7/31	290,000	289,440
		17,367,661
Consumer staples (0.1%)
IRB Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 2.75%), 8.177%, 12/15/27	1,581,306	1,580,958
		1,580,958
Energy (0.2%)
CQP Holdco LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.32%, 12/31/30	2,209,835	2,216,156
		2,216,156
Financials (0.2%)
Alliant Holdings Intermediate, LLC bank term loan FRN Ser. B6, (CME Term SOFR 1 Month + 3.50%), 8.827%, 11/6/30	1,331,655	1,336,648
WEC US Holdings, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.079%, 1/20/31	1,350,000	1,348,042
		2,684,690
Health care (0.6%)
Bausch + Lomb Corp. bank term loan FRN (CME Term SOFR 1 Month + 4.00%), 9.33%, 9/29/28	774,055	772,607
Bausch + Lomb Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.25%), 8.677%, 5/5/27	510,701	504,061
Medline Borrower LP bank term loan FRN (CME Term SOFR 1 Month + 3.00%), 8.441%, 9/30/28	1,275,994	1,278,738
Pacific Dental Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.575%, 3/10/31	1,110,000	1,107,691
Phoenix Guarantor, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.579%, 2/13/31	1,295,000	1,277,375
Phoenix Newco, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.25%), 8.579%, 8/11/28	1,384,405	1,387,063
Waystar Technologies, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.33%, 10/31/29	1,120,000	1,121,681
		7,449,216
Technology (0.8%)
Ahead DB Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.159%, 10/16/27	1,399,209	1,398,454
AppLovin Corp. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.50%), 7.83%, 8/19/30	555,000	554,307
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.909%, 3/30/29	1,419,658	1,412,149

Diversified Income Trust 27

SENIOR LOANS (4.9%)*c cont.	Principal amount	Value
Technology cont.
Dun & Bradstreet Corp. (The) bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 2.75%), 8.082%, 1/18/29	$1,345,000	$1,344,368
Genesys Cloud Services Holdings, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.079%, 12/1/27	1,300,000	1,304,069
Proofpoint, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.25%), 8.695%, 6/9/28	1,394,302	1,394,316
UKG, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.814%, 1/31/31	1,315,000	1,321,246
		8,728,909
Transportation (0.4%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.329%, 4/20/28	2,937,500	3,047,245
WestJet Loyalty LP bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 9.057%, 2/14/31	1,080,000	1,079,103
		4,126,348
Total senior loans (cost $57,443,578)		$56,574,992

CONVERTIBLE BONDS AND NOTES (3.3%)*		Principal amount	Value
Basic materials (0.1%)
Prysmian SpA cv. sr. unsec. unsub. notes zero %, 2/2/26 (Italy)	EUR	600,000	$799,140
			799,140
Capital goods (0.2%)
Axon Enterprise, Inc. company guaranty cv. sr. unsec. notes 0.50%, 12/15/27		$394,000	572,502
Fluor Corp. 144A cv. sr. unsec. notes 1.125%, 8/15/29		213,000	239,519
Granite Construction, Inc. 144A cv. sr. unsec. notes 3.75%, 5/15/28		182,000	249,704
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25		334,000	438,709
Schneider Electric SE cv. sr. unsec. unsub. notes zero %, 6/15/26 (Units) (France)	EUR	2,571	596,236
Tetra Tech, Inc. 144A cv. sr. unsec. notes 2.25%, 8/15/28		$355,000	389,400
			2,486,070
Communication services (0.1%)
Cellnex Telecom SA cv. sr. unsec. unsub. notes 0.50%, 7/5/28 (Spain)	EUR	500,000	560,600
DISH Network Corp. cv. sr. unsec. notes zero %, 12/15/25		$379,000	276,670
Liberty Broadband Corp. 144A cv. sr. unsec. notes 3.125%, 3/31/53		292,000	276,320
			1,113,590
Consumer cyclicals (0.5%)
Accor SA cv. sr. unsec. notes 0.70%, 12/7/27 (Units) (France)	EUR	10,051	570,300
Amadeus IT Group SA cv. sr. unsec. notes 1.50%, 4/9/25 (Spain)	EUR	300,000	373,949
Block, Inc. cv. sr. unsec. sub. notes 0.25%, 11/1/27		$368,000	306,728
Booking Holdings, Inc. cv. sr. unsec. notes 0.75%, 5/1/25		216,000	416,880
Carnival Corp. company guaranty cv. sr. unsec. unsub. notes 5.75%, 12/1/27		292,000	439,460
DraftKings, Inc. cv. sr. unsec. unsub. notes zero %, 3/15/28		457,000	394,163
Dufry One BV company guaranty cv. sr. unsec. unsub. notes 0.75%, 3/30/26 (Netherlands)	CHF	200,000	212,121
Global Payments, Inc. 144A cv. sr. unsec. notes 1.50%, 3/1/31		$401,000	423,857

28 Diversified Income Trust

CONVERTIBLE BONDS AND NOTES (3.3%)* cont.		Principal amount	Value
Consumer cyclicals cont.
Liberty Media Corp.-Liberty Formula One cv. sr. unsec. notes 2.25%, 8/15/27		$408,000	$417,248
Live Nation Entertainment, Inc. 144A cv. sr. unsec. notes 3.125%, 1/15/29		670,000	803,598
NCL Corp., Ltd. company guaranty cv. sr. unsec. notes 5.375%, 8/1/25		147,000	192,129
Nexi SpA cv. sr. unsec. notes Ser. REGS, zero %, 2/24/28 (Italy)	EUR	400,000	370,020
Nexity SA cv. sr. unsec. notes 0.25%, 3/2/25 (Units) (France)	EUR	2,850	196,014
Patrick Industries, Inc. company guaranty cv. sr. unsec. notes 1.75%, 12/1/28		$37,000	47,766
Rivian Automotive, Inc. cv. sr. unsec. sub. notes 4.625%, 3/15/29		365,000	292,183
Shift4 Payments, Inc. cv. sr. unsec. sub. notes 0.50%, 8/1/27		578,000	536,096
			5,992,512
Consumer staples (0.5%)
Airbnb, Inc. cv. sr. unsec. sub. notes zero %, 3/15/26		467,000	434,274
Chefs’ Warehouse, Inc. (The) cv. sr. unsec. unsub. notes 2.375%, 12/15/28		185,000	202,483
Etsy, Inc. cv. sr. unsec. notes 0.25%, 6/15/28		608,000	478,800
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)		224,000	201,040
Lyft, Inc. 144A cv. sr. unsec. sub. notes 0.625%, 3/1/29		341,000	398,328
Match Group Financeco 3, Inc. 144A company guaranty cv. sr. unsec. notes 2.00%, 1/15/30		494,000	423,627
Sea, Ltd. cv. sr. unsec. notes 2.375%, 12/1/25 (Singapore)		469,000	470,173
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28		308,000	278,933
Uber Technologies, Inc. 144A cv. sr. unsec. notes 0.875%, 12/1/28		529,000	654,373
Wayfair, Inc. cv. sr. unsec. unsub. notes 3.25%, 9/15/27		352,000	462,880
Zalando SE cv. sr. unsec. notes 0.05%, 8/6/25 (Germany)	EUR	500,000	507,345
Zillow Group, Inc. cv. sr. unsec. sub. notes 1.375%, 9/1/26		$522,000	643,040
			5,155,296
Energy (—%)
Nabors Industries, Inc. company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29		82,000	61,705
Northern Oil and Gas, Inc. cv. sr.unsec. notes 3.625%, 4/15/29		309,000	376,208
			437,913
Financials (0.1%)
Coinbase Global, Inc. 144A cv. sr. unsec. sub. notes 0.25%, 4/1/30		184,000	193,829
Rexford Industrial Realty LP 144A company guaranty cv. sr. unsec. sub. notes 4.125%, 3/15/29		267,000	271,770
SoFi Technologies, Inc. 144A cv. sr. unsec. notes zero %, 10/15/26		304	259
Welltower OP, LLC 144A company guaranty cv. sr. unsec. notes 2.75%, 5/15/28 R		434,000	483,085
			948,943
Health care (0.5%)
Alnylam Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 1.00%, 9/15/27		365,000	343,055
Ascendis Pharma A/S cv. sr. unsec. notes 2.25%, 4/1/28 (Denmark)		209,000	240,463
BioMarin Pharmaceutical, Inc. cv. sr. unsec. sub. notes 1.25%, 5/15/27		492,000	485,260
BridgeBio Pharma, Inc. cv. sr. unsec. notes 2.50%, 3/15/27		223,000	238,915
CONMED Corp. cv. sr. unsec. notes 2.25%, 6/15/27		362,000	330,795

Diversified Income Trust 29

CONVERTIBLE BONDS AND NOTES (3.3%)* cont.		Principal amount	Value
Health care cont.
Dexcom, Inc. 144A cv. sr. unsec. unsub. notes 0.375%, 5/15/28		$738,000	$790,513
Exact Sciences Corp. cv. sr. unsec. sub. notes 0.375%, 3/1/28		726,000	669,299
Halozyme Therapeutics, Inc. cv. sr. unsec. notes 1.00%, 8/15/28		155,000	150,591
Insulet Corp. cv. sr. unsec. notes 0.375%, 9/1/26		270,000	280,665
Integer Holdings Corp. cv. sr. unsec. unsub. notes 2.125%, 2/15/28		317,000	457,431
Lantheus Holdings, Inc. company guaranty cv. sr. unsec. unsub. notes 2.625%, 12/15/27		319,000	352,814
QIAGEN NV cv. sr. unsec. notes zero %, 12/17/27 (Netherlands)		200,000	185,278
QIAGEN NV cv. sr. unsec. unsub. notes Ser. REGS, 1.00%, 11/13/24 (Netherlands)		400,000	406,573
Repligen Corp. 144A cv. sr. unsec. notes 1.00%, 12/15/28		267,000	298,974
Sarepta Therapeutics, Inc. cv. sr. unsec. unsub. notes 1.25%, 9/15/27		27,000	31,539
Shockwave Medical, Inc. 144A cv. sr. unsec. notes 1.00%, 8/15/28		201,000	256,778
			5,518,943
Technology (1.1%)
Akamai Technologies, Inc. cv. sr. unsec. notes 0.375%, 9/1/27		907,000	954,618
Altair Engineering, Inc. cv. sr. unsec. sub. notes 1.75%, 6/15/27		46,000	60,260
Bentley Systems, Inc. cv. sr. unsec. sub. notes 0.375%, 7/1/27		556,000	498,641
Datadog, Inc. cv. sr. unsec. notes 0.125%, 6/15/25		193,000	271,937
Dropbox, Inc. cv. sr. unsec. sub. notes zero %, 3/1/28		368,000	343,390
Envestnet, Inc. company guaranty cv. sr. unsec. notes 2.625%, 12/1/27		358,000	378,227
Evolent Health, Inc. 144A cv. sr. unsec. notes 3.50%, 12/1/29		204,000	233,988
HubSpot, Inc. cv. sr. unsec. notes 0.375%, 6/1/25		165,000	369,930
Impinj, Inc. cv. sr. unsec. notes 1.125%, 5/15/27		46,000	62,128
Kingsoft Corp., Ltd. cv. sr. unsec. notes 0.625%, 4/29/25 (China)	HKD	2,000,000	262,114
Lenovo Group, Ltd. cv. sr. unsec. bonds 2.50%, 8/26/29 (China)		$679,000	828,720
Lumentum Holdings, Inc. cv. sr. unsec. notes 0.50%, 12/15/26		507,000	444,809
Meituan cv. sr. unsec. unsub. notes zero %, 4/27/28 (China)		600,000	530,700
MicroStrategy, Inc. 144A cv. sr. unsec. sub. notes 0.625%, 3/15/30		145,000	193,662
MongoDB, Inc. cv. sr. unsec. notes 0.25%, 1/15/26		132,000	231,091
Okta, Inc. cv. sr. unsec. notes 0.375%, 6/15/26		467,000	427,772
ON Semiconductor Corp. company guaranty cv. sr. unsec. notes 0.50%, 3/1/29		628,000	617,952
Palo Alto Networks, Inc. cv. sr. unsec. notes 0.375%, 6/1/25		54,000	154,116
Parsons Corp. 144A cv. sr. unsec. notes 2.625%, 3/1/29		321,000	347,483
Progress Software Corp. cv. sr. unsec. notes 1.00%, 4/15/26		265,000	274,275
Progress Software Corp. 144A cv. sr. unsec. sub. notes 3.50%, 3/1/30		93,000	94,163
Seagate HDD Cayman 144A company guaranty cv. sr. unsec. notes 3.50%, 6/1/28 (Cayman Islands)		792,000	1,007,028
SK Hynix, Inc. cv. sr. unsec. unsub. notes 1.75%, 4/11/30 (South Korea)		600,000	974,873
Snap, Inc. cv. sr. unsec. notes zero %, 5/1/27		474,000	382,187
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26		321,000	294,678
STMicroelectronics NV cv. sr. unsec. notes zero %, 8/4/27 (France)		400,000	443,558
Super Micro Computer, Inc. 144A cv. sr. unsec. sub. notes zero %, 3/1/29		304,000	337,282

30 Diversified Income Trust

CONVERTIBLE BONDS AND NOTES (3.3%)* cont.		Principal amount	Value
Technology cont.
Tyler Technologies, Inc. cv. sr. unsec. sub. notes 0.25%, 3/15/26		$442,000	$443,990
Wix.com, Ltd. cv. sr. unsec. sub. notes zero %, 8/15/25 (Israel)		270,000	249,210
Wolfspeed, Inc. cv. sr. unsec. notes 1.875%, 12/1/29		535,000	298,583
Workiva, Inc. 144A cv. sr. unsec. sub. notes 1.25%, 8/15/28		90,000	83,565
Xero Investments, Ltd. company guaranty cv. sr. unsec. unsub. notes zero %, 12/2/25 (New Zealand)		333,000	314,618
Zscaler, Inc. cv. sr. unsec. notes 0.125%, 7/1/25		166,000	226,167
			12,635,715
Transportation (0.1%)
Deutsche Post AG cv. sr. unsec. notes 0.05%, 6/30/25 (Germany)	EUR	400,000	414,326
International Consolidated Airlines Group SA cv. sr. unsec. unsub. notes Ser. REGS, 1.125%, 5/18/28 (Spain)	EUR	400,000	402,463
Jet2 PLC company guaranty cv. sr. unsec. unsub. notes Ser. REGS, 1.625%, 6/10/26 (United Kingdom)	GBP	300,000	380,385
			1,197,174
Utilities and power (0.1%)
CMS Energy Corp. 144A cv. sr. unsec. notes 3.375%, 5/1/28		$452,000	444,542
NRG Energy, Inc. company guaranty cv. sr. unsec. bonds 2.75%, 6/1/48		497,000	822,287
PG&E Corp. 144A cv. sr. notes 4.25%, 12/1/27		313,000	314,409
Southern Co. (The) cv. sr. unsec. unsub. notes 3.875%, 12/15/25		52,000	51,740
			1,632,978
Total convertible bonds and notes (cost $38,065,622)			$37,918,274

ASSET-BACKED SECURITIES (0.9%)*	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.694%, 10/22/24	$4,649,000	$4,631,622
FRB Ser. 21-3, Class D, (CME Term SOFR 1 Month + 2.11%), 7.444%, 10/22/24	3,851,000	3,839,929
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class F, (CME Term SOFR 1 Month + 5.36%), 10.694%, 5/7/24	1,395,334	1,395,108
Total asset-backed securities (cost $9,372,697)		$9,866,659

SHORT-TERM INVESTMENTS (30.3%)*	Principal amount	Value
Alimentation Couche-Tard, Inc. commercial paper 5.677%, 4/11/24 (Canada)	$1,500,000	$1,496,776
Alimentation Couche-Tard, Inc. commercial paper 5.616%, 4/9/24 (Canada)	1,835,000	1,831,624
American Electric Power Co., Inc. commercial paper 5.639%, 5/21/24	3,500,000	3,470,684
American Honda Finance Corp. commercial paper 5.701%, 5/6/24	2,000,000	1,987,971
American Honda Finance Corp. commercial paper 5.640%, 5/3/24	3,000,000	2,983,356
Arrow Electronics, Inc. commercial paper 5.762%, 4/4/24	5,675,000	5,668,655
Arrow Electronics, Inc. commercial paper 5.762%, 4/3/24	3,860,000	3,856,305
Autonation, Inc. commercial paper 5.804%, 4/1/24	9,780,000	9,773,643
Aviation Capital Group, LLC commercial paper 5.734%, 4/1/24	11,535,000	11,527,943

Diversified Income Trust 31

SHORT-TERM INVESTMENTS (30.3%)* cont.		Principal amount/ shares	Value
Enbridge US, Inc. commercial paper 5.624%, 5/6/24		$2,975,000	$2,956,700
Enbridge US, Inc. commercial paper 5.562%, 4/10/24		4,450,000	4,441,071
FMC Corp. commercial paper 6.128%, 4/11/24		4,325,000	4,314,797
FMC Corp. commercial paper 5.954%, 4/1/24		7,280,000	7,275,105
Interest in $445,062,000 joint tri-party repurchase agreement dated 3/28/2024 with Citigroup Global Markets, Inc. due 4/1/2024 — maturity value of $6,316,739 for an effective yield of 5.330% (collateralized by Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 2.500% to 7.500% and due dates ranging from 8/15/2028 to 3/20/2053, valued at $453,969,855)		6,313,000	6,313,000
International Flavors & Fragrances, Inc. commercial paper 5.975%, 4/3/24		10,010,000	10,000,943
Microchip Technology, Inc. commercial paper 5.627%, 4/19/24		5,000,000	4,982,905
Microchip Technology, Inc. commercial paper 5.559%, 4/16/24		1,850,000	1,844,539
Ovintiv, Inc. commercial paper 6.108%, 4/16/24		2,970,000	2,960,349
Ovintiv, Inc. commercial paper 5.994%, 4/1/24		3,975,000	3,972,354
Plains All American Pipeline LP commercial paper 5.656%, 4/4/24		3,975,000	3,970,803
Plains All American Pipeline LP commercial paper 5.656%, 4/3/24		4,190,000	4,186,209
Protective Life Corp. commercial paper 5.570%, 4/19/24		3,210,000	3,199,029
Protective Life Corp. commercial paper 5.558%, 4/5/24		3,440,000	3,428,883
Putnam Short Term Investment Fund Class P 5.50% L	Shares	173,229,774	173,229,774
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.26% P	Shares	44,304,000	44,304,000
Targa Resources Corp. commercial paper 5.804%, 4/1/24		$11,590,000	11,582,643
U.S. Treasury Bills 5.385%, 5/23/24 # ∆		1,800,000	1,786,353
U.S. Treasury Bills 5.381%, 6/25/24 ∆		700,000	691,452
U.S. Treasury Bills 5.356%, 4/25/24 # ∆		6,000,000	5,978,973
VW Credit, Inc. commercial paper 5.588%, 4/23/24		4,750,000	4,731,004
WEC Energy Group, Inc. commercial paper 5.532%, 4/4/24		2,900,000	2,896,939
Total short-term investments (cost $351,715,522)			$351,644,782

TOTAL INVESTMENTS
Total investments (cost $1,560,157,373)	$1,523,281,754

Key to holding’s currency abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan (Onshore)
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won

32 Diversified Income Trust

MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD /$	United States Dollar
ZAR	South African Rand

Key to holding’s abbreviations
bp	Basis Points
CME	Chicago Mercantile Exchange
CMT	U.S. Constant Maturity Treasury
DAC	Designated Activity Company
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
OTC	Over-the-counter
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from October 1, 2023 through March 31, 2024 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $1,159,554,990.
†	This security is non-income-producing.
††	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
#	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $668,241 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).
∆	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $2,986,893 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

Diversified Income Trust 33

[c]	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).
[i]	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
P	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts and TBA commitments. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
W	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
See Note 1 to the financial statements regarding TBA commitments.
The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 3/31/24 (aggregate face value $94,260,097) (Unaudited)
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
Bank of America N.A.
	Canadian Dollar	Sell	4/17/24	$17,353	$17,619	$266
	Euro	Sell	6/20/24	725,436	730,369	4,933
	Japanese Yen	Buy	5/16/24	2,345,222	2,409,139	(63,917)
	New Zealand Dollar	Sell	4/17/24	98,879	103,146	4,267
	Swedish Krona	Sell	6/20/24	1,435,810	1,487,050	51,240
Barclays Bank PLC
	Canadian Dollar	Sell	4/17/24	437,591	444,335	6,744
	Euro	Sell	6/20/24	1,488,643	1,498,782	10,139
	New Taiwan Dollar	Buy	5/16/24	121,128	124,177	(3,049)
	Norwegian Krone	Sell	6/20/24	78,495	80,844	2,349
Citibank, N.A.
	Australian Dollar	Sell	4/17/24	1,190,840	1,228,889	38,049
	Euro	Sell	6/20/24	7,138,560	7,186,537	47,977
	Norwegian Krone	Sell	6/20/24	719,415	740,794	21,379
Goldman Sachs International
	Australian Dollar	Buy	4/17/24	129,208	133,332	(4,124)
	Canadian Dollar	Sell	4/17/24	48,588	49,330	742
	Euro	Sell	6/20/24	3,968,849	3,995,488	26,639
	Swiss Franc	Buy	6/20/24	643,226	656,183	(12,957)

34 Diversified Income Trust

FORWARD CURRENCY CONTRACTS at 3/31/24 (aggregate face value $94,260,097) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
HSBC Bank USA, National Association
	Australian Dollar	Sell	4/17/24	$6,103,032	$6,269,096	$166,064
	British Pound	Sell	6/20/24	89,523	90,014	491
	Canadian Dollar	Sell	4/17/24	148,645	150,905	2,260
	Euro	Sell	6/20/24	1,376,089	1,385,841	9,752
	Japanese Yen	Buy	5/16/24	1,865,723	1,916,970	(51,247)
	New Zealand Dollar	Sell	4/17/24	15,653	16,331	678
	Norwegian Krone	Sell	6/20/24	125,338	129,040	3,702
	Singapore Dollar	Buy	5/16/24	154,060	155,211	(1,151)
	Swedish Krona	Sell	6/20/24	407,338	421,737	14,399
	Swiss Franc	Sell	6/20/24	24,271	24,757	486
JPMorgan Chase Bank N.A.
	British Pound	Sell	6/20/24	2,490,114	2,503,758	13,644
	Canadian Dollar	Sell	4/17/24	1,017,328	1,032,823	15,495
	Japanese Yen	Buy	5/16/24	2,550,942	2,621,163	(70,221)
	Norwegian Krone	Sell	6/20/24	1,126,009	1,159,225	33,216
Morgan Stanley & Co. International PLC
	Australian Dollar	Sell	4/17/24	128,491	132,590	4,099
	British Pound	Sell	6/20/24	1,746,527	1,756,793	10,266
	Euro	Sell	6/20/24	6,088,447	6,132,382	43,935
	Japanese Yen	Buy	5/16/24	2,333,204	2,396,339	(63,135)
	New Zealand Dollar	Sell	4/17/24	4,325,836	4,512,311	186,475
	Swiss Franc	Buy	6/20/24	2,964,477	3,024,780	(60,303)
NatWest Markets PLC
	Australian Dollar	Buy	4/17/24	1,178,780	1,189,651	(10,871)
	British Pound	Sell	6/20/24	80,937	81,389	452
	Euro	Buy	6/20/24	1,422,950	1,438,464	(15,514)
State Street Bank and Trust Co.
	Australian Dollar	Sell	4/17/24	4,495,949	4,639,667	143,718
	Canadian Dollar	Sell	4/17/24	5,494,769	5,579,617	84,848
	Euro	Sell	6/20/24	5,925,136	5,975,657	50,521
	New Zealand Dollar	Sell	4/17/24	156,295	163,021	6,726
	Norwegian Krone	Sell	6/20/24	1,967,771	2,025,684	57,913
	Swedish Krona	Sell	6/20/24	1,453,991	1,505,651	51,660
Toronto-Dominion Bank
	British Pound	Sell	6/20/24	103,413	103,992	579
	Euro	Sell	6/20/24	6,888,451	6,935,252	46,801
	Japanese Yen	Buy	5/16/24	170,626	175,445	(4,819)
	Norwegian Krone	Sell	6/20/24	968,170	997,275	29,105
UBS AG
	Australian Dollar	Sell	4/17/24	90,094	92,969	2,875
	Canadian Dollar	Sell	4/17/24	104,339	105,932	1,593
	Euro	Sell	6/20/24	1,560,613	1,571,918	11,305
	Hong Kong Dollar	Buy	5/16/24	136,678	136,959	(281)
	New Zealand Dollar	Sell	4/17/24	345,868	360,792	14,924

Diversified Income Trust 35

FORWARD CURRENCY CONTRACTS at 3/31/24 (aggregate face value $94,260,097) (Unaudited) cont.
Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
WestPac Banking Corp.
	British Pound	Sell	6/20/24	$2,762,346	$2,777,729	$15,383
	Euro	Sell	6/20/24	1,123,923	1,131,596	7,673
	New Zealand Dollar	Sell	4/17/24	530,482	553,357	22,875
Unrealized appreciation						1,268,637
Unrealized (depreciation)						(361,589)
Total						$907,048
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
Euro-Bobl 5 yr (Short)	73	$9,312,903	$9,312,902	Jun-24	$(37,863)
U.S. Treasury Note Ultra 10 yr (Short)	171	19,598,203	19,598,203	Jun-24	(127,166)
Unrealized appreciation					—
Unrealized (depreciation)					(165,029)
Total					$(165,029)

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(2.396)/6 month EUR-EURIBOR/Aug-34 (Written)	Aug-24/2.396	EUR	8,295,200	$447,997	$363,251
2.396/6 month EUR-EURIBOR/Aug-34 (Written)	Aug-24/2.396	EUR	8,295,200	447,997	270,626
1.8838/US SOFR/Apr-34 (Purchased)	Apr-24/1.8838		$186,994,200	(1,367,702)	(1,361,318)
0.60/US SOFR/Mar-40 (Purchased)	Mar-30/0.60		164,792,400	(840,441)	(84,044)
(3.1625)/US SOFR/Mar-37 (Written)	Mar-27/3.1625		48,692,200	6,151,053	1,514,327
3.1625/US SOFR/Mar-37 (Written)	Mar-27/3.1625		48,692,200	6,151,053	(337,924)
2.735/US SOFR/Feb-59 (Purchased)	Feb-29/2.735		26,036,400	(2,017,821)	(22,912)
(0.9876)/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		24,024,100	(7,758,799)	1,029,192
0.9876/US SOFR/Mar-50 (Purchased)	Mar-30/0.9876		24,024,100	(521,844)	(225,586)
3.725/US SOFR/Nov-36 (Purchased)	Nov-26/3.725		17,125,000	(1,646,292)	79,803
(4.225)/US SOFR/Nov-36 (Purchased)	Nov-26/4.225		17,125,000	(1,723,725)	(263,896)
Citibank, N.A.
3.355/US SOFR/Jul-29 (Purchased)	Jul-24/3.355		98,330,900	(993,142)	(670,617)
(3.855)/US SOFR/Jul-29 (Purchased)	Jul-24/3.855		98,330,900	(966,101)	98,331
1.34/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		25,233,100	(2,106,964)	(411,047)
(1.34)/US SOFR/Jan-61 (Purchased)	Jan-41/1.34		25,233,100	(5,898,490)	737,816
3.45/US SOFR/Mar-37 (Purchased)	Mar-27/3.45		3,240,600	(143,883)	356
(3.95)/US SOFR/Mar-37 (Purchased)	Mar-27/3.95		3,240,600	(150,850)	(4,666)

36 Diversified Income Trust

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/24 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Deutsche Bank AG
(3.19)/US SOFR/Mar-38 (Written)	Mar-28/3.19		$28,228,900	$1,966,143	$704,593
3.19/US SOFR/Mar-38 (Written)	Mar-28/3.19		28,228,900	1,966,143	(340,723)
Goldman Sachs International
2.85/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	112,454,200	(1,057,790)	149,225
(2.85)/3 month EUR-EURIBOR/Mar-29 (Purchased)	Mar-28/2.85	EUR	112,454,200	(1,057,790)	(482,858)
JPMorgan Chase Bank N.A.
(4.178)/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	38,380,600	(1,375,580)	196,334
4.178/6 month AUD-BBR-BBSW/Apr-40 (Purchased)	Apr-33/4.178	AUD	38,380,600	(1,375,580)	(297,878)
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	2,514,526
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	25,226,900	(945,635)	(770,830)
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	(567,569)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	19,590,000	(611,186)	2,019,043
(4.565)/6 month AUD-BBR-BBSW/Mar-38 (Purchased)	Mar-28/4.565	AUD	17,126,000	(704,633)	(98,209)
4.565/6 month AUD-BBR-BBSW/Mar-38 (Purchased)	Mar-28/4.565	AUD	17,126,000	(704,633)	(60,600)
(2.495)/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	13,662,300	(849,629)	1,398,667
2.495/6 month AUD-BBR-BBSW/Nov-46 (Purchased)	Nov-26/2.495	AUD	13,662,300	(849,629)	(638,793)
(1.441)/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	2,267,931
1.441/6 month AUD-BBR-BBSW/Jul-45 (Purchased)	Jul-25/1.441	AUD	12,083,500	(714,644)	(642,615)
(3.475)/US SOFR/Dec-38 (Written)	Dec-28/3.475		$48,057,600	3,224,665	507,969
3.475/US SOFR/Dec-38 (Written)	Dec-28/3.475		48,057,600	3,224,665	(352,743)
(3.3225)/US SOFR/Jul-38 (Written)	Jul-28/3.3225		39,865,700	3,180,810	715,988
3.3225/US SOFR/Jul-38 (Written)	Jul-28/3.3225		39,865,700	3,180,810	(397,858)
Morgan Stanley & Co. International PLC
2.515/6 month EUR-EURIBOR/Mar-37 (Written)	Mar-27/2.515	EUR	30,289,800	1,666,690	20,914
(2.515)/6 month EUR-EURIBOR/Mar-37 (Written)	Mar-27/2.515	EUR	30,289,800	1,666,690	(33,659)
(3.19)/6 month EUR-EURIBOR/Feb-44 (Purchased)	Feb-34/3.19	EUR	25,780,700	(1,813,129)	(236,415)
2.48/US SOFR/Feb-59 (Purchased)	Feb-29/2.48		$52,457,800	(3,255,584)	(87,605)

Diversified Income Trust 37

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/24 (Unaudited) cont.
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/ Maturity date	Expiration date/strike		Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Toronto-Dominion Bank
(2.118)/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		$9,114,500	$(1,208,473)	$186,665
2.118/US SOFR/Mar-41 (Purchased)	Mar-31/2.118		9,114,500	(303,513)	(80,390)
UBS AG
2.00/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	21,121,500	(1,124,193)	(481,734)
(2.00)/6 month AUD-BBR-BBSW/Sep-46 (Purchased)	Sep-36/2.00	AUD	21,121,500	(1,124,193)	1,062,154
(2.70)/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	10,843,500	(658,399)	297,486
2.70/6 month AUD-BBR-BBSW/Apr-47 (Purchased)	Apr-37/2.70	AUD	10,843,500	(658,399)	(230,144)
Unrealized appreciation					16,135,197
Unrealized (depreciation)					(9,182,633)
Total					$6,952,564

TBA SALE COMMITMENTS OUTSTANDING at 3/31/24 (proceeds receivable $123,479,765) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 3.50%, 4/1/54	$3,000,000	4/18/24	$2,729,651
Uniform Mortgage-Backed Securities, 5.00%, 4/1/54	62,000,000	4/11/24	60,512,967
Uniform Mortgage-Backed Securities, 4.50%, 4/1/54	37,000,000	4/11/24	35,232,384
Uniform Mortgage-Backed Securities, 4.00%, 4/1/54	27,000,000	4/11/24	25,002,421
Total			$123,477,423

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
Swap counterparty/ Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
JPMorgan Chase Bank N.A.
MYR	56,330,000	$23,327 E	$1,752	6/19/29	Bank Negara Malaysia Klibor Interbank Offered Rate Fixing 3 month — Quarterly	3.645% — Quarterly	$(21,575)
Morgan Stanley & Co. International PLC
	$1,650,000,000	15,576,000	7,751,296	9/21/24	3.40% — Annually	US SOFR — Annually	40,960,792
Upfront premium received			7,753,048		Unrealized appreciation		40,960,792
Upfront premium (paid)			—		Unrealized (depreciation)		(21,575)
Total			$7,753,048		Total	$40,939,217
E Extended effective date.

38 Diversified Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
	$10,160,500	$75,797 E	$(152)	3/18/36	3.757% — Annually	US SOFR — Annually	$(75,950)
	10,795,500	166,143 E	(367)	2/20/59	3.485% — Annually	US SOFR — Annually	(166,510)
	178,278,300	525,921	(669)	3/18/26	US SOFR — Annually	4.413% — Annually	(510,081)
	515,344,000	2,267,514 E	4,526,643	6/20/29	4.00% — Annually	US SOFR — Annually	2,259,130
	86,179,000	254,228 E	(51,116)	6/20/26	4.20% — Annually	US SOFR — Annually	203,112
	65,477,000	193,157 E	38,599	6/20/26	US SOFR — Annually	4.20% — Annually	(154,558)
	75,696,000	22,709 E	(384,427)	6/20/34	US SOFR — Annually	3.80% — Annually	(361,719)
	5,100,000	1,530 E	30,020	6/20/34	3.80% — Annually	US SOFR — Annually	28,491
	7,035,000	8,090 E	(70,266)	6/20/54	US SOFR — Annually	3.60% — Annually	(62,176)
	1,270,000	1,460 E	(12,991)	6/20/54	3.60% — Annually	US SOFR — Annually	(14,451)
	24,107,000	48,455 E	(10,878)	6/20/26	4.25% — Annually	US SOFR — Annually	37,577
	838,515,000	5,550,969 E	(1,421,244)	6/20/29	US SOFR — Annually	4.05% — Annually	4,129,725
	73,780,000	537,118 E	(54,750)	6/20/31	US SOFR — Annually	3.95% — Annually	482,369
	38,984,000	170,750 E	273,741	6/20/34	3.85% — Annually	US SOFR — Annually	102,991
	15,794,000	158,572 E	(39,969)	6/20/54	3.65% — Annually	US SOFR — Annually	(198,541)
	36,256,000	269,020	(479)	3/27/34	US SOFR — Annually	3.932% — Annually	261,596
AUD	71,671,000	520,754	(376)	2/15/29	6 month AUD-BBR-BBSW — Semiannually	4.226% — Semiannually	504,183
AUD	9,374,000	7,208 E	(5,777)	6/19/26	3 month AUD-BBR-BBSW — Quarterly	3.91% — Quarterly	1,431
AUD	24,168,400	52,130 E	34,745	6/19/34	6 month AUD-BBR-BBSW — Semiannually	4.26% — Semiannually	86,875
BRL	3,190,000	2,907	(19,775)	1/2/29	Brazil Cetip Interbank Deposit Rate — At maturity	0.00% — At maturity	(18,829)
CAD	15,330,000	96,424 E	(22,073)	6/19/34	3.34% — Semiannually	Canadian Overnight Repo Rate — Semiannually	74,352

Diversified Income Trust 39

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
CAD	8,285,000	$13,884 E	$(21,076)	6/19/26	Canadian Overnight Repo Rate — Semiannually	4.12% — Semiannually	$(7,192)
CHF	12,908,000	6,870 E	26,595	6/19/34	Swiss Average Rate Overnight — Annually	1.14% — Annually	19,725
CLP	4,727,590,000	31,123 E	(1,222)	6/19/29	4.84% — Semiannually	CLICP (Chilean Pesos Indice Camara Promedio) — Semiannually	29,900
CNY	195,460,000	15,415 E	2,885	6/19/29	China Fixing Repo Rates 7 Day — Quarterly	2.12% — Quarterly	18,300
COP	4,928,580,000	5,916 E	(9,841)	6/19/29	Colombia IBR Overnight Rate — Quarterly	7.25% — Quarterly	(15,758)
CZK	123,570,000	61,379 E	(14,466)	6/19/29	6 month CZK-PRIBOR — Semiannually	3.28% — Annually	(75,845)
EUR	78,969,100	1,985,914	(1,728,367)	3/13/29	6 month EUR-EURIBOR — Semiannually	3.18% — Annually	217,315
EUR	4,890,200	93,012 E	(173)	11/24/48	6 month EUR-EURIBOR — Semiannually	2.475% — Annually	92,839
EUR	3,882,900	114,571 E	(134)	11/24/48	6 month EUR-EURIBOR — Semiannually	2.545% — Annually	114,437
EUR	8,875,300	140,275 E	(187)	2/23/44	6 month EUR-EURIBOR — Semiannually	2.69% — Annually	140,088
EUR	22,264,000	82,147 E	(90,831)	6/19/26	6 month EUR-EURIBOR — Semiannually	3.14% — Annually	(8,684)
EUR	1,870,700	4,864 E	(1,247)	6/19/34	6 month EUR-EURIBOR — Semiannually	2.57% — Annually	3,617
EUR	27,260,000	185,280 E	25,252	6/19/29	2.72% — Annually	6 month EUR-EURIBOR — Semiannually	(160,028)
EUR	83,205,000	482,940 E	196,914	6/19/29	2.70% — Annually	6 month EUR-EURIBOR — Semiannually	(286,025)
GBP	149,000	485 E	131	6/19/34	Sterling Overnight Index Average — Annually	3.65% — Annually	617

40 Diversified Income Trust

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited) cont.
Notional amount		Value	Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
GBP	8,296,000	$46,909 E	$(33,051)	6/19/26	Sterling Overnight Index Average — Annually	4.45% — Annually	$13,858
HUF	1,695,550,000	116,035 E	(3,934)	6/19/29	6 month HUF-BUBOR-National Bank Of Hungary — Semiannually	5.72% — Annually	(119,969)
ILS	45,520,000	69,205 E	(10,742)	6/19/29	Israeli Shekel 3 month TELIBOR — Quarterly	3.74% — Annually	(79,947)
INR	98,030,000	1,763 E	3,843	6/19/29	INR-FBIL-MIBOR-OIS-Compound — Semiannually	6.285% — Semiannually	2,080
KRW	2,386,820,000	1,826 E	(2,598)	6/19/29	3.215% — Quarterly	3 month KRW-CD-KSDA-Bloomberg — Quarterly	(772)
MXN	22,390,000	3,623 E	(7,971)	6/19/29	Mexico Interbank TIIE 28 Day — 28 Days	8.75% — 28 Days	(4,349)
NOK	179,145,000	116,498 E	72,950	6/19/34	3.57% — Annually	6 month NOK-NIBOR-NIBR — Semiannually	189,448
NZD	2,773,000	3,048 E	(2,629)	6/19/34	3 month NZD-BBR-FRA — Quarterly	4.36% — Semiannually	419
PLN	42,620,000	16,539 E	17,095	6/19/29	6 month WIBOR — Semiannually	4.82% — Annually	556
SEK	146,866,000	113,195 E	2,968	6/19/34	2.52% — Annually	3 month SEK-STIBOR-SIDE — Quarterly	116,164
SGD	15,490,000	49,444 E	30,016	6/19/29	Compounded Singapore Overnight Rate Average — Annually	2.912% — Annually	(19,428)
THB	524,230,000	12,356 E	33,062	6/19/29	Thailand Overnight Repo Rate ON — Quarterly	2.15% — Quarterly	20,706
ZAR	163,320,000	99,596 E	33,985	6/19/29	3 month ZAR-JIBAR-SAFEX — Quarterly	8.38% — Quarterly	(65,610)
Total			$1,325,666	$6,745,479
E Extended effective date.

Diversified Income Trust 41

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/24 (Unaudited)
Swap counterparty/ Notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC
$13,562,248	$12,799,937	$—	9/29/25	(0.165%) — Annually	Ephesus Funding DAC, 3.80%, Series 2020−01, 9/22/25 — Annually	$(495,759)
13,597,326	12,520,229	—	7/17/24	3.825% (US SOFR minus 0.14161%) — Quarterly	Pera Funding DAC, 3.825%, Series 2019−01, 7/10/24 — Quarterly	(1,072,541)
Upfront premium received		—		Unrealized appreciation		—
Upfront premium (paid)		—		Unrealized (depreciation)		(1,568,300)
Total		$—		Total	$(1,568,300)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/24 (Unaudited)
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Bank of America N.A.
CMBX NA BBB−.6 Index	BB/P	$39,713	$260,672	$33,131	5/11/63	300 bp — Monthly	$6,734
CMBX NA BBB−.6 Index	BB/P	79,608	592,680	75,330	5/11/63	300 bp — Monthly	4,624
CMBX NA BBB−.6 Index	BB/P	163,473	1,188,052	151,001	5/11/63	300 bp — Monthly	13,164
CMBX NA BBB−.6 Index	BB/P	155,838	1,226,637	155,906	5/11/63	300 bp — Monthly	648
Citigroup Global Markets, Inc.
CMBX NA BB.13 Index	BB−/P	1,047,088	2,449,000	835,599	12/16/72	500 bp — Monthly	213,870
CMBX NA BB.14 Index	BB−/P	21,490	196,000	60,682	12/16/72	500 bp — Monthly	(39,002)
CMBX NA BB.6 Index	B/P	1,071,932	3,217,021	752,461	5/11/63	500 bp — Monthly	322,599
CMBX NA BB.7 Index	B-/P	3,364,608	8,553,427	2,511,286	1/17/47	500 bp — Monthly	861,638
CMBX NA BB.9 Index	B/P	909,888	2,163,000	818,479	9/17/58	500 bp — Monthly	93,512
CMBX NA BBB−.10 Index	BB/P	210,995	702,000	132,538	11/17/59	300 bp — Monthly	78,867
CMBX NA BBB−.11 Index	BBB−/P	527,309	2,511,000	323,417	11/18/54	300 bp — Monthly	205,356
CMBX NA BBB−.13 Index	BBB−/P	154,324	539,000	116,101	12/16/72	300 bp — Monthly	38,590
CMBX NA BBB−.16 Index	BBB−/P	249,364	1,097,000	158,297	4/17/65	300 bp — Monthly	91,707

42 Diversified Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Credit Suisse International
CMBX NA BB.7 Index	B-/P	$369,046	$2,082,869	$611,530	1/17/47	500 bp — Monthly	$(240,459)
CMBX NA BBB−.7 Index	BB+/P	1,788,740	11,561,887	1,941,241	1/17/47	300 bp — Monthly	(145,757)
Goldman Sachs International
CMBX NA BB.6 Index	B/P	36,630	110,104	25,753	5/11/63	500 bp — Monthly	10,984
CMBX NA BB.9 Index	B/P	841,037	2,102,000	795,397	9/17/58	500 bp — Monthly	47,684
CMBX NA BBB−.16 Index	BBB−/P	2,259	11,000	1,587	4/17/65	300 bp — Monthly	678
CMBX NA BBB−.7 Index	BB+/P	419,548	1,644,463	276,105	1/17/47	300 bp — Monthly	144,402
JPMorgan Securities LLC
CMBX NA BB.10 Index	B-/P	47,421	591,000	233,977	5/11/63	500 bp — Monthly	(185,982)
CMBX NA BBB−.12 Index	BBB−/P	4,085	34,000	6,715	8/17/61	300 bp — Monthly	(2,610)
CMBX NA BBB−.13 Index	BBB−/P	82,480	624,000	134,410	12/16/72	300 bp — Monthly	(51,545)
CMBX NA BBB−.8 Index	B+/P	133,327	855,000	91,143	10/17/57	300 bp — Monthly	42,682
Merrill Lynch International
CMBX NA A.13 Index	A-/P	133,465	1,024,000	72,192	12/16/72	200 bp — Monthly	61,671
CMBX NA A.13 Index	A-/P	136,310	1,024,000	72,192	12/16/72	200 bp — Monthly	64,516
CMBX NA BB.6 Index	B/P	1,226	3,131	732	5/11/63	500 bp — Monthly	497
CMBX NA BB.6 Index	B/P	71,899	335,530	78,481	5/11/63	500 bp — Monthly	(6,255)
Morgan Stanley & Co. International PLC
CMBX NA BB.13 Index	BB−/P	1,812,624	4,019,000	1,371,283	12/16/72	500 bp — Monthly	445,248
CMBX NA BB.6 Index	B/P	104,672	306,830	71,768	5/11/63	500 bp — Monthly	33,203
CMBX NA BB.8 Index	CCC+/P	16,251	35,584	12,565	10/17/57	500 bp — Monthly	3,721
CMBX NA BBB−.12 Index	BBB−/P	293,280	922,000	182,095	8/17/61	300 bp — Monthly	111,723
CMBX NA BBB−.13 Index	BBB−/P	54,393	171,000	36,833	12/16/72	300 bp — Monthly	17,659
CMBX NA BBB−.15 Index	BBB−/P	171,662	630,000	89,397	11/18/64	300 bp — Monthly	82,632

Diversified Income Trust 43

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB−.16 Index	BBB−/P	$32,506	$143,000	$20,635	4/17/65	300 bp — Monthly	$11,955
CMBX NA BBB−.9 Index	BB/P	22,232	229,000	33,640	9/17/58	300 bp — Monthly	(11,221)
Upfront premium received		14,570,723		Unrealized appreciation		3,010,564
Upfront premium (paid)		—		Unrealized (depreciation)		(682,831)
Total		$14,570,723		Total		$2,327,733
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2024. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/24 (Unaudited)
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Citigroup Global Markets, Inc.
CMBX NA BB.10 Index	$(2,044,676)	$4,406,000	$1,744,335	11/17/59	(500 bp) — Monthly	$(304,624)
CMBX NA BB.8 Index	(16,021)	35,584	12,565	10/17/57	(500 bp) — Monthly	(3,491)
CMBX NA BBB−.10 Index	(277,119)	922,000	174,074	11/17/59	(300 bp) — Monthly	(103,584)
CMBX NA BBB−.12 Index	(467,689)	1,648,000	325,480	8/17/61	(300 bp) — Monthly	(143,170)
CMBX NA BBB−.13 Index	(190,973)	667,000	143,672	12/16/72	(300 bp) — Monthly	(47,690)
CMBX NA BBB−.6 Index	(1,220,251)	2,393,153	304,170	5/11/63	(300 bp) — Monthly	(917,478)
CMBX NA BBB−.6 Index	(479,944)	874,887	111,198	5/11/63	(300 bp) — Monthly	(369,256)
CMBX NA BBB−.7 Index	(23,352)	86,953	14,599	1/17/47	(300 bp) — Monthly	(8,803)
CMBX NA BBB−.8 Index	(1,729,495)	8,953,000	954,390	10/17/57	(300 bp) — Monthly	(780,328)
CMBX NA BBB−.9 Index	(119,952)	507,000	74,478	9/17/58	(300 bp) — Monthly	(45,769)
Credit Suisse International
CMBX NA BB.10 Index	(467,517)	3,504,000	1,387,234	11/17/59	(500 bp) — Monthly	916,310
CMBX NA BB.10 Index	(415,378)	3,493,000	1,382,879	11/17/59	(500 bp) — Monthly	964,105

44 Diversified Income Trust

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Credit Suisse International cont.
CMBX NA BB.10 Index	$(227,964)	$1,834,000	$726,081	11/17/59	(500 bp) — Monthly	$496,333
CMBX NA BBB−.7 Index	(83,041)	505,952	84,949	1/17/47	(300 bp) — Monthly	1,613
Goldman Sachs International
CMBX NA BB.10 Index	(59,000)	131,000	51,863	11/17/59	(500 bp) — Monthly	(7,265)
CMBX NA BBB−.12 Index	(32,965)	125,000	24,688	8/17/61	(300 bp) — Monthly	(8,350)
CMBX NA BBB−.13 Index	(4,260)	16,000	3,446	12/16/72	(300 bp) — Monthly	(823)
CMBX NA BBB−.7 Index	(412,235)	1,615,798	271,292	1/17/47	(300 bp) — Monthly	(141,885)
JPMorgan Securities LLC
CMBX NA BB.7 Index	(6,148,111)	9,478,979	2,783,028	1/17/47	(500 bp) — Monthly	(3,374,299)
CMBX NA BB.9 Index	(1,074,893)	2,175,000	823,020	9/17/58	(500 bp) — Monthly	(253,988)
CMBX NA BBB−.11 Index	(22,028)	200,000	25,760	11/18/54	(300 bp) — Monthly	3,615
CMBX NA BBB−.12 Index	(1,802)	15,000	2,963	8/17/61	(300 bp) — Monthly	1,152
CMBX NA BBB−.7 Index	(4,366,589)	8,886,409	1,492,028	1/17/47	(300 bp) — Monthly	(2,879,744)
Merrill Lynch International
CMBX NA BB.10 Index	(181,851)	3,196,000	1,265,296	11/17/59	(500 bp) — Monthly	1,080,338
CMBX NA BB.7 Index	(9,888)	43,031	12,634	1/17/47	(500 bp) — Monthly	2,704
CMBX NA BBB−.7 Index	(89,077)	519,329	87,195	1/17/47	(300 bp) — Monthly	(2,184)
Morgan Stanley & Co. International PLC
CMBX NA BB.10 Index	(66,915)	141,000	55,822	11/17/59	(500 bp) — Monthly	(11,230)
CMBX NA BB.7 Index	(953,669)	2,381,069	699,082	1/17/47	(500 bp) — Monthly	(256,902)
CMBX NA BB.9 Index	(885,164)	2,090,000	790,856	9/17/58	(500 bp) — Monthly	(96,340)
CMBX NA BBB−.10 Index	(401,616)	1,242,000	234,490	11/17/59	(300 bp) — Monthly	(167,851)
CMBX NA BBB−.11 Index	(323,441)	1,326,000	170,789	11/18/54	(300 bp) — Monthly	(153,425)
CMBX NA BBB−.12 Index	(8,907)	28,000	5,530	8/17/61	(300 bp) — Monthly	(3,393)

Diversified Income Trust 45

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/24 (Unaudited) cont.
Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BBB−.7 Index	$(398,246)	$1,442,847	$242,254	1/17/47	(300 bp) — Monthly	$(156,834)
CMBX NA BBB−.8 Index	(60,726)	295,000	31,447	10/17/57	(300 bp) — Monthly	(28,162)
Upfront premium received	—		Unrealized appreciation		3,466,170
Upfront premium (paid)	(23,264,755)		Unrealized (depreciation)		(10,266,868)
Total	$(23,264,755)		Total		$(6,800,698)
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/24 (Unaudited)
Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
CDX NA HY Series 41 Index	B+/P	$(308,196)	$74,788,560	$5,532,857	12/20/28	500 bp — Quarterly	$5,349,309
Total	$(308,196)		$5,349,309
* Payments related to the referenced debt are made upon a credit default event.
** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at March 31, 2024. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

46 Diversified Income Trust

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$9,866,659	$—
Convertible bonds and notes	1,166,536	36,751,738	—
Corporate bonds and notes	—	220,018,078	—
Foreign government and agency bonds and notes	—	102,085,984	—
Mortgage-backed securities	—	349,955,171	—
Senior loans	—	56,574,992	—
U.S. government and agency mortgage obligations	—	392,582,754	—
U.S. treasury obligations	—	2,635,060	—
Short-term investments	44,304,000	307,340,782	—
Totals by level	$45,470,536	$1,477,811,218	$—

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$907,048	$—
Futures contracts	(165,029)	—	—
Forward premium swap option contracts	—	6,952,564	—
TBA sale commitments	—	(123,477,423)	—
Interest rate swap contracts	—	38,605,982	—
Total return swap contracts	—	(1,568,300)	—
Credit default contracts	—	9,878,572	—
Totals by level	$(165,029)	$(68,701,557)	$—

The accompanying notes are an integral part of these financial statements.

Diversified Income Trust 47

Statement of assets and liabilities 3/31/24 (Unaudited)

ASSETS
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $1,386,927,599)	$1,350,051,980
Affiliated issuers (identified cost $173,229,774) (Note 5)	173,229,774
Cash	3,800,353
Interest and other receivables	11,266,697
Receivable for shares of the fund sold	801,209
Receivable for investments sold	4,079,888
Receivable for sales of TBA securities (Note 1)	123,647,085
Receivable for variation margin on centrally cleared swap contracts (Note 1)	1,206,559
Unrealized appreciation on forward currency contracts (Note 1)	1,268,637
Unrealized appreciation on forward premium swap option contracts (Note 1)	16,135,197
Unrealized appreciation on OTC swap contracts (Note 1)	47,437,526
Premium paid on OTC swap contracts (Note 1)	23,264,755
Deposits with broker (Note 1)	24,421,553
Prepaid assets	60,803
Total assets	1,780,672,016

LIABILITIES
Payable for investments purchased	9,156,261
Payable for purchases of TBA securities (Note 1)	392,064,053
Payable for shares of the fund repurchased	1,149,083
Payable for compensation of Manager (Note 2)	523,867
Payable for custodian fees (Note 2)	67,964
Payable for investor servicing fees (Note 2)	313,940
Payable for Trustee compensation and expenses (Note 2)	677,583
Payable for administrative services (Note 2)	3,852
Payable for distribution fees (Note 2)	412,246
Payable for variation margin on futures contracts (Note 1)	2,474
Payable for variation margin on centrally cleared swap contracts (Note 1)	1,636,854
Unrealized depreciation on forward currency contracts (Note 1)	361,589
Unrealized depreciation on forward premium swap option contracts (Note 1)	9,182,633
TBA sale commitments, at value (proceeds receivable $123,479,765) (Note 1)	123,477,423
Unrealized depreciation on OTC swap contracts (Note 1)	12,539,574
Premium received on OTC swap contracts (Note 1)	22,323,771
Collateral on certain derivative contracts and TBA commitments, at value (Notes 1 and 9)	46,939,060
Payable to broker (Note 1)	39,805
Other accrued expenses	244,994
Total liabilities	621,117,026

Net assets	$1,159,554,990

(Continued on next page)

48 Diversified Income Trust

Statement of assets and liabilities cont.

REPRESENTED BY
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$2,837,775,106
Total distributable earnings (Note 1)	(1,678,220,116)
Total — Representing net assets applicable to capital shares outstanding	$1,159,554,990

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value and redemption price per class A share
($532,861,026 divided by 96,827,021 shares)	$5.50
Offering price per class A share (100/96.00 of $5.50)*	$5.73
Net asset value and offering price per class B share ($795,873 divided by 146,483 shares)**	$5.43
Net asset value and offering price per class C share ($62,756,710 divided by 11,701,185 shares)**	$5.36
Net asset value and redemption price per class M share ($51,297,627 divided by 9,600,040 shares)	$5.34
Offering price per class M share (100/96.75 of $5.34)†	$5.52
Net asset value, offering price and redemption price per class R share
($1,244,037 divided by 230,624 shares)	$5.39
Net asset value, offering price and redemption price per class R6 share
($24,310,081 divided by 4,488,833 shares)	$5.42
Net asset value, offering price and redemption price per class Y share
($486,289,636 divided by 89,431,385 shares)	$5.44

*On single retail sales of less than $100,000. On sales of $100,000 or more the offering price is reduced.

**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

†On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Diversified Income Trust 49

Statement of operations Six months ended 3/31/24 (Unaudited)

INVESTMENT INCOME
Interest (net of foreign tax of $182) (including interest income of $4,468,860 from investments
in affiliated issuers) (Note 5)	$35,709,050
Dividends	3,644
Total investment income	35,712,694

EXPENSES
Compensation of Manager (Note 2)	3,207,763
Investor servicing fees (Note 2)	989,030
Custodian fees (Note 2)	83,587
Trustee compensation and expenses (Note 2)	33,881
Distribution fees (Note 2)	1,148,241
Administrative services (Note 2)	23,040
Other	363,277
Fees waived and reimbursed by Manager (Note 2)	(7,515)
Total expenses	5,841,304
Expense reduction (Note 2)	(20,138)
Net expenses	5,821,166

Net investment income	29,891,528

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	(49,900,057)
Net increase from payments by affiliates (Note 2)	2,234
Foreign currency transactions (Note 1)	(53,552)
Forward currency contracts (Note 1)	(4,041,117)
Futures contracts (Note 1)	377,893
Swap contracts (Note 1)	(12,285,825)
Written options (Note 1)	1,785,241
Total net realized loss	(64,115,183)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	90,953,424
Assets and liabilities in foreign currencies	41,062
Forward currency contracts	553,318
Futures contracts	(712,778)
Swap contracts	27,197,987
Written options	7,555,488
Total change in net unrealized appreciation	125,588,501

Net gain on investments	61,473,318

Net increase in net assets resulting from operations	$91,364,846

The accompanying notes are an integral part of these financial statements.

50 Diversified Income Trust

Statement of changes in net assets

DECREASE IN NET ASSETS	Six months ended 3/31/24*	Year ended 9/30/23
Operations
Net investment income	$29,891,528	$79,541,476
Net realized loss on investments
and foreign currency transactions	(64,115,183)	(166,238,572)
Change in net unrealized appreciation of investments
and assets and liabilities in foreign currencies	125,588,501	110,786,023
Net increase in net assets resulting from operations	91,364,846	24,088,927
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class A	(18,472,373)	(41,399,807)
Class B	(32,184)	(145,359)
Class C	(2,087,237)	(5,786,126)
Class M	(1,787,689)	(3,907,623)
Class R	(51,357)	(122,768)
Class R6	(1,162,483)	(2,505,420)
Class Y	(18,019,012)	(46,818,212)
Decrease from capital share transactions (Note 4)	(128,486,998)	(276,048,603)
Total decrease in net assets	(78,734,487)	(352,644,991)

NET ASSETS
Beginning of period	1,238,289,477	1,590,934,468
End of period	$1,159,554,990	$1,238,289,477

* Unaudited.

The accompanying notes are an integral part of these financial statements.

Diversified Income Trust 51

Financial highlights
(For a common share outstanding throughout the period)

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	return of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%)[c]	net assets (%)	(%)[d]
Class A
March 31, 2024**	$5.28	.13	.28	.41	(.19)	—	(.19)	$5.50	7.81*	$532,861	.52*e	2.46*e	607*
September 30, 2023	5.59	.30	(.23)	.07	(.38)	—	(.38)	5.28	1.17	545,289	1.04	5.42	1,325
September 30, 2022	6.41	.29	(.87)	(.58)	(.24)	—	(.24)	5.59	(9.29)	617,526	1.01	4.78	1,163
September 30, 2021	6.45	.25	(.06)	.19	(.20)	(.03)	(.23)	6.41	2.83	817,914.97		3.80	1,277
September 30, 2020	6.99	.25	(.52)	(.27)	(.27)	—	(.27)	6.45	(3.91)	890,025.99		3.78	1,110
September 30, 2019	6.96	.28	.06	.34	(.31)	—	(.31)	6.99	5.00	1,109,333.98		4.05	701
Class B
March 31, 2024**	$5.21	.12	.26	.38	(.16)	—	(.16)	$5.43	7.47*	$796	.89*e	2.16*e	607*
September 30, 2023	5.52	.23[f]	(.20)	.03	(.34)	—	(.34)	5.21	.36	1,411	1.79	4.24[f]	1,325
September 30, 2022	6.33	.23[f]	(.85)	(.62)	(.19)	—	(.19)	5.52	(9.96)	3,614	1.76	3.77[f]	1,163
September 30, 2021	6.37	.20	(.06)	.14	(.16)	(.02)	(.18)	6.33	2.09	7,974	1.72	2.96	1,277
September 30, 2020	6.91	.20	(.52)	(.32)	(.22)	—	(.22)	6.37	(4.67)	12,991	1.74	2.99	1,110
September 30, 2019	6.88	.23	.05	.28	(.25)	—	(.25)	6.91	4.26	19,923	1.73	3.31	701
Class C
March 31, 2024**	$5.15	.11	.27	.38	(.17)	—	(.17)	$5.36	7.43*	$62,757	.89*e	2.10*e	607*
September 30, 2023	5.46	.25	(.22)	.03	(.34)	—	(.34)	5.15	.45	70,547	1.79	4.66	1,325
September 30, 2022	6.27	.23	(.85)	(.62)	(.19)	—	(.19)	5.46	(10.04)	114,682	1.76	3.97	1,163
September 30, 2021	6.31	.20	(.06)	.14	(.16)	(.02)	(.18)	6.27	2.13	218,082	1.72	3.05	1,277
September 30, 2020	6.85	.20	(.52)	(.32)	(.22)	—	(.22)	6.31	(4.70)	325,092	1.74	3.04	1,110
September 30, 2019	6.82	.22	.07	.29	(.26)	—	(.26)	6.85	4.31	484,676	1.73	3.33	701
Class M
March 31, 2024**	$5.13	.12	.27	.39	(.18)	—	(.18)	$5.34	7.72*	$51,298	.64*e	2.34*e	607*
September 30, 2023	5.45	.28	(.23)	.05	(.37)	—	(.37)	5.13	.79	52,473	1.29	5.11	1,325
September 30, 2022	6.25	.26	(.83)	(.57)	(.23)	—	(.23)	5.45	(9.39)	59,808	1.26	4.48	1,163
September 30, 2021	6.30	.23	(.06)	.17	(.19)	(.03)	(.22)	6.25	2.53	78,270	1.22	3.51	1,277
September 30, 2020	6.84	.23	(.51)	(.28)	(.26)	—	(.26)	6.30	(4.19)	86,104	1.24	3.49	1,110
September 30, 2019	6.82	.25	.06	.31	(.29)	—	(.29)	6.84	4.75	111,949	1.23	3.76	701
Class R
March 31, 2024**	$5.18	.13	.26	.39	(.18)	—	(.18)	$5.39	7.65*	$1,244	.64*e	2.44*e	607*
September 30, 2023	5.49	.28	(.22)	.06	(.37)	—	(.37)	5.18	.97	1,642	1.29	5.16	1,325
September 30, 2022	6.31	.27	(.86)	(.59)	(.23)	—	(.23)	5.49	(9.62)	1,860	1.26	4.56	1,163
September 30, 2021	6.35	.23	(.05)	.18	(.19)	(.03)	(.22)	6.31	2.67	2,120	1.22	3.56	1,277
September 30, 2020	6.89	.23	(.52)	(.29)	(.25)	—	(.25)	6.35	(4.18)	2,120	1.24	3.52	1,110
September 30, 2019	6.87	.25	.06	.31	(.29)	—	(.29)	6.89	4.70	2,423	1.23	3.74	701

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

52 Diversified Income Trust	Diversified Income Trust 53

Financial highlights cont.

	INVESTMENT OPERATIONS				LESS DISTRIBUTIONS					RATIOS AND SUPPLEMENTAL DATA
												Ratio of net
	Net asset		Net realized								Ratio	investment
	value,		and unrealized	Total from	From net			Net asset	Total return	Net assets,	of expenses	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	investment	From	Total	value, end	at net asset	end of period	to average	to average	turnover
Period ended	of period	income (loss)[a]	on investments	operations	income	return of capital	distributions	of period	value (%)[b]	(in thousands)	net assets (%) [c]	net assets (%)	(%)[d]
Class R6
March 31, 2024**	$5.20	.14	.28	.42	(.20)	—	(.20)	$5.42	8.18*	$24,310	.33*e	2.69*e	607*
September 30, 2023	5.52	.32	(.23)	.09	(.41)	—	(.41)	5.20	1.44	37,045.67		5.88	1,325
September 30, 2022	6.33	.31	(.86)	(.55)	(.26)	—	(.26)	5.52	(8.88)	25,839.66		5.23	1,163
September 30, 2021	6.38	.27	(.07)	.20	(.22)	(.03)	(.25)	6.33	3.07	24,944.63		4.16	1,277
September 30, 2020	6.92	.27	(. 52)	(.25)	(.29)	—	(.29)	6.38	(3.60)	36,162.64		4.14	1,110
September 30, 2019	6.89	.30	.06	.36	(.33)	—	(.33)	6.92	5.42	17,243.64		4.38	701
Class Y
March 31, 2024**	$5.22	.14	.27	.41	(.19)	—	(.19)	$5.44	8.03*	$486,290	.39*e	2.60*e	607*
September 30, 2023	5.53	.32	(.24)	.08	(.39)	—	(.39)	5.22	1.41	529,882.79		5.77	1,325
September 30, 2022	6.34	.30	(.86)	(.56)	(.25)	—	(.25)	5.53	(9.04)	767,605.76		5.06	1,163
September 30, 2021	6.38	.27	(.07)	.20	(.21)	(.03)	(.24)	6.34	3.08	1,324,278.72		4.10	1,277
September 30, 2020	6.91	.27	(. 52)	(.25)	(.28)	—	(.28)	6.38	(3.60)	1,674,889.74		4.07	1,110
September 30, 2019	6.88	.29	.06	.35	(.32)	—	(.32)	6.91	5.30	2,529,128.73		4.33	701

* Not annualized.

** Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

d Portfolio turnover includes TBA purchase and sale commitments.

e Reflects a waiver of certain fund expenses in connection with investments in Putnam Government Money Market Fund during the period. As a result of such waiver, the expenses of the fund reflect a reduction of less than 0.01% as a percentage of average net assets (Notes 2 and 5).

f The net investment income ratio and per share amount shown for the period ending may not correspond with the expected class differences for the period due to the timing of subscriptions into the class or redemptions out of the class.

The accompanying notes are an integral part of these financial statements.

54 Diversified Income Trust	Diversified Income Trust 55

Notes to financial statements 3/31/24 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from October 1, 2023 through March 31, 2024. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
Franklin Templeton	Franklin Resources, Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an affiliate of Putnam Management
Putnam Management	Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Diversified Income Trust (the fund) is a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and related derivative instruments, and other obligations of companies and governments worldwide, including bank loans, that are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). The fund currently has significant investment exposure to residential and commercial mortgage-backed securities. Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, including credit default swaps, interest rate swaps, total return swaps, to-be-announced (TBA) commitments, futures, options and swaptions on mortgage-backed securities and indices, and certain foreign currency transactions and credit default, total return and interest rate swap contracts for both hedging and non-hedging purposes, including to obtain or adjust exposure to mortgage-backed securities.

The fund offers the following share classes. The expenses for each class of shares may differ based on the distribution and investor servicing fees of each class, which are identified in Note 2.

Share class	Sales charge	Contingent deferred sales charge	Conversion feature
1.00% on certain redemptions of shares
Class A	Up to 4.00%	bought with no initial sales charge	None
Converts to class A shares
Class B*	None	5.00% phased out over six years	after 8 years
Converts to class A shares
Class C	None	1.00% eliminated after one year	after 8 years
Class M†	Up to 3.25%	None	None
Class R†	None	None	None
Class R6†	None	None	None
Class Y†	None	None	None

* Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.

† Not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

56 Diversified Income Trust

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the fund, including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which

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would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a–5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $6,439,354 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

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Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts for hedging duration and convexity, for isolating prepayment risk and for managing downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and for gaining exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss.

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The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $18,619,493 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, for hedging sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and

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other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

At the close of the reporting period, the fund has deposited cash valued at $5,802,060 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a

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gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral pledged to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $3,081,859 on open derivative contracts subject to the Master Agreements. Collateral pledged by the fund at period end for these agreements totaled $2,986,893 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the committed line of credit and 1.30% plus the higher of (1) the Federal Funds rate and (2) the Overnight Bank Funding Rate for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds and a $75,000 fee has been paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

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Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At September 30, 2023, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$896,115,658	$488,006,921	$1,384,122,579

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $1,412,437,908, resulting in gross unrealized appreciation and depreciation of $139,069,282 and $97,092,022, respectively, or net unrealized appreciation of $41,977,260.

Distributions to shareholders Distributions to shareholders from net investment income, if any, are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,	0.500%	of the next $50 billion,
0.650%	of the next $5 billion,	0.480%	of the next $50 billion,
0.600%	of the next $10 billion,	0.470%	of the next $100 billion and
0.550%	of the next $10 billion,	0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.268% of the fund’s average net assets.

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Putnam Management has contractually agreed, through January 30, 2025, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

The fund invests in Putnam Government Money Market Fund, an open-end management investment company managed by Putnam Management. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. For the reporting period, management fees paid were reduced by $7,515 relating to the fund’s investment in Putnam Government Money Market Fund.

PIL is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL.

On January 1, 2024, a subsidiary of Franklin Templeton acquired Putnam U.S. Holdings I, LLC (“Putnam Holdings”), the parent company of Putnam Management and PIL, in a stock and cash transaction (the “Transaction”). As a result of the Transaction, Putnam Management and PIL became indirect, wholly-owned subsidiaries of Franklin Templeton. The Transaction also resulted in the automatic termination of the investment management contract between the fund and Putnam Management and the sub-management contract for the fund between Putnam Management and PIL that were in place for the fund before the Transaction (together, the “Previous Advisory Contracts”). However, for the period from January 1, 2024 until January 31, 2024, Putnam Management and PIL continued to provide uninterrupted services with respect to the fund pursuant to interim investment management and sub-management contracts (together, the “Interim Advisory Contracts”) that were approved by the Board of Trustees. The terms of the Interim Advisory Contracts were identical to those of the Previous Advisory Contracts, except for the term of the contracts and those provisions required by regulation. On January 31, 2024, new investment management and sub-management contracts were approved by fund shareholders at a shareholder meeting held in connection with the Transaction (together, the “New Advisory Contracts”). The New Advisory Contracts took effect on January 31, 2024 and replaced the Interim Advisory Contracts. The terms of the New Advisory Contracts are substantially similar to those of the Previous Advisory Contracts, and the fee rates payable under the New Advisory Contracts are the same as the fee rates under the Previous Advisory Contracts.

Putnam Management voluntarily reimbursed the fund $2,234 for a trading error which occurred during the reporting period. The effect of the loss incurred and the reimbursement by Putnam Management of such amount had no material impact on total return.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing for class A, class B, class C, class M, class R and class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the fund; (2) a specified rate of the fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. Putnam Investor Services, Inc. has agreed that the aggregate investor servicing fees for each fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the fund’s average assets attributable to such accounts.

Class R6 shares paid a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%.

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During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$454,570	Class R	1,283
Class B	906	Class R6	7,948
Class C	55,959	Class Y	424,249
Class M	44,115	Total	$989,030

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $20,138 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $1,026, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Franklin Templeton, for services provided and expenses incurred in distributing shares of the fund. The Plans provide payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the fund at the following annual rate (Approved %) of the average net assets attributable to each class. During the reporting period, the class-specific expenses related to distribution fees were as follows:

	Maximum %	Approved %	Amount
Class A	0.35%	0.25%	$675,415
Class B	1.00%	1.00%	5,374
Class C	1.00%	1.00%	332,519
Class M	1.00%	0.50%	131,121
Class R	1.00%	0.50%	3,812
Total			$1,148,241

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $10,667 and no monies from the sale of class A and class M shares, respectively, and received no monies and $184 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $39 on class A redemptions.

Diversified Income Trust 65

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities, including TBA commitments (Long-term)	$7,834,094,690	$8,384,058,727
U.S. government securities (Long-term)	—	—
Total	$7,834,094,690	$8,384,058,727

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class A	Shares	Amount	Shares	Amount
Shares sold	3,139,983	$16,996,399	15,054,798	$84,533,356
Shares issued in connection with
reinvestment of distributions	3,112,958	16,775,370	6,785,041	37,627,687
	6,252,941	33,771,769	21,839,839	122,161,043
Shares repurchased	(12,723,169)	(68,838,220)	(29,003,751)	(161,313,448)
Net decrease	(6,470,228)	$(35,066,451)	(7,163,912)	$(39,152,405)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class B	Shares	Amount	Shares	Amount
Shares sold	—	$—	16,413	$91,079
Shares issued in connection with
reinvestment of distributions	5,935	31,529	25,920	142,526
	5,935	31,529	42,333	233,605
Shares repurchased	(130,285)	(695,065)	(426,338)	(2,354,040)
Net decrease	(124,350)	$(663,536)	(384,005)	$(2,120,435)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class C	Shares	Amount	Shares	Amount
Shares sold	186,200	$986,722	621,058	$3,393,826
Shares issued in connection with
reinvestment of distributions	359,272	1,888,146	959,993	5,208,579
	545,472	2,874,868	1,581,051	8,602,405
Shares repurchased	(2,543,187)	(13,400,917)	(8,871,458)	(48,311,228)
Net decrease	(1,997,715)	$(10,526,049)	(7,290,407)	$(39,708,823)

66 Diversified Income Trust

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class M	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued in connection with
reinvestment of distributions	—	—	—	—
	—	—	—	—
Shares repurchased	(625,870)	(3,304,709)	(755,790)	(4,080,685)
Net decrease	(625,870)	$(3,304,709)	(755,790)	$(4,080,685)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class R	Shares	Amount	Shares	Amount
Shares sold	13,798	$73,798	20,252	$110,334
Shares issued in connection with
reinvestment of distributions	9,574	50,550	21,931	119,378
	23,372	124,348	42,183	229,712
Shares repurchased	(109,913)	(591,152)	(63,742)	(345,641)
Net decrease	(86,541)	$(466,804)	(21,559)	$(115,929)

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class R6	Shares	Amount	Shares	Amount
Shares sold	925,834	$4,827,930	4,343,908	$23,798,839
Shares issued in connection with
reinvestment of distributions	124,500	659,366	275,188	1,501,259
	1,050,334	5,487,296	4,619,096	25,300,098
Shares repurchased	(3,686,362)	(19,640,139)	(2,178,230)	(11,892,816)
Net increase (decrease)	(2,636,028)	$(14,152,843)	2,440,866	$13,407,282

	SIX MONTHS ENDED 3/31/24		YEAR ENDED 9/30/23
Class Y	Shares	Amount	Shares	Amount
Shares sold	10,044,337	$54,028,024	26,211,279	$144,706,907
Shares issued in connection with
reinvestment of distributions	2,941,889	15,664,907	7,247,270	39,749,231
	12,986,226	69,692,931	33,458,549	184,456,138
Shares repurchased	(25,119,155)	(133,999,537)	(70,754,563)	(388,733,746)
Net decrease	(12,132,929)	$(64,306,606)	(37,296,014)	$(204,277,608)

Diversified Income Trust 67

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares
					outstanding
					and fair
	Fair value as	Purchase	Sale	Investment	value as
Name of affiliate	of 9/30/23	cost	proceeds	income	of 3/31/24
Short-term investments
Putnam Government
Money Market Fund
Class G†	$—	$85,739,066	$85,739,066	$140,614	$—
Putnam Short Term
Investment Fund
Class P‡	130,826,948	264,953,916	222,551,090	4,328,246	173,229,774
Total Short-term
investments	$130,826,948	$350,692,982	$308,290,156	$4,468,860	$173,229,774

† Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund (Note 2). There were no realized or unrealized gains or losses during the period.

‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

68 Diversified Income Trust

Note 8: Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased swap option contracts (contract amount)	$1,539,700,000
Written swap option contracts (contract amount)	$1,073,800,000
Futures contracts (number of contracts)	200
Forward currency contracts (contract amount)	$200,400,000
OTC interest rate swap contracts (notional)	$1,659,400,000
Centrally cleared interest rate swap contracts (notional)	$3,359,500,000
OTC total return swap contracts (notional)	$27,200,000
OTC credit default contracts (notional)	$134,700,000
Centrally cleared credit default contracts (notional)	$70,100,000

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period
	ASSET DERIVATIVES		LIABILITY DERIVATIVES
Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Fair value	liabilities location	Fair value
	Receivables, Net
	assets — Unrealized
Credit contracts	appreciation	$22,121,562*	Payables	$13,811,290
Foreign exchange
contracts	Receivables	1,268,637	Payables	361,589
	Receivables, Net
	assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	59,416,162*	Unrealized depreciation	14,022,645*
Total		$82,806,361		$28,195,524

* Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Diversified Income Trust 69

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$755,126	$755,126
Foreign exchange contracts	—	—	(4,041,117)	—	$(4,041,117)
Interest rate contracts	14,012,113	377,893	—	(13,040,951)	$1,349,055
Total	$14,012,113	$377,893	$(4,041,117)	$(12,285,825)	$(1,936,936)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss)
on investments
Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$6,631,646	$6,631,646
Foreign exchange contracts	—	—	553,318	—	$553,318
Interest rate contracts	(16,039,262)	(712,778)	—	20,566,341	$3,814,301
Total	$(16,039,262)	$(712,778)	$553,318	$27,197,987	$10,999,265

70 Diversified Income Trust

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Diversified Income Trust 71

Note 9: Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Mizuho Capital Markets LLC	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
OTC Interest
rate swap
contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$33,209,496	$—	$—	$—	$—	$—	$33,209,496
Centrally cleared
interest rate
swap contracts§	—	—	1,195,028	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,195,028
OTC Total
return swap
contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit
default
contracts —
protection
sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit
default
contracts —
protection
purchased*#	—	—	—	—	3,845,279	3,572,261	—	350,137	—	—	5,110,159	1,361,674	—	2,224,547	—	—	—	—	—	16,464,057
Centrally cleared
credit default
contracts§	—	—	11,531	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	11,531
Futures
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Forward
currency
contracts#	60,706	19,232	—	107,405	—	—	—	27,381	197,832	62,355	—	—	—	244,775	452	395,386	76,485	30,697	45,931	1,268,637
Forward
premium
swap option
contracts#	3,257,199	—	—	836,503	—	—	704,593	149,225	—	9,620,458	—	—	—	20,914	—	—	186,665	1,359,640	—	16,135,197
Repurchase
agreements**	—	—	—	—	6,313,000	—	—	—	—	—	—	—	—	—	—	—	—	—	—	6,313,000
Total Assets	$3,317,905	$19,232	$1,206,559	$943,908	$10,158,279	$3,572,261	$704,593	$526,743	$197,832	$9,682,813	$5,110,159	$1,361,674	$—	$35,699,732	$452	$395,386	$263,150	$1,390,337	$45,931	$74,596,946
Liabilities:
OTC Interest
rate swap
contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$23,327	$—	$—	$—	$—	$—	$—	$—	$—	$—	$23,327
Centrally cleared
interest rate
swap contracts§	—	—	1,636,854	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	1,636,854

72 Diversified Income Trust	Diversified Income Trust 73

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Mizuho Capital Markets LLC	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto-Dominion Bank	UBS AG	WestPac Banking Corp.	Total
OTC Total
return swap
contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	1,568,300	—	—	—	—	—	$1,568,300
OTC Credit
default
contracts —
protection
sold*#	413,462	—	—	—	5,689,861	2,544,002	—	1,095,726	—	—	464,768	222,471	—	1,812,700	—	—	—	—	—	12,242,990
OTC Credit
default
contracts —
protection
purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Centrally cleared
credit default
contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures
contracts§	—	—	—	—	—	—	—	—	—	—	2,474	—	—	—	—	—	—	—	—	2,474
Forward
currency
contracts#	63,917	3,049	—	—	—	—	—	17,081	52,398	70,221	—	—	—	123,438	26,385	—	4,819	281	—	361,589
Forward
premium
swap option
contracts#	2,295,680	—	—	1,086,330	—	—	340,723	482,858	—	3,827,095	—	—	—	357,679	—	—	80,390	711,878	—	9,182,633
Total Liabilities	$2,773,059	$3,049	$1,636,854	$1,086,330	$5,689,861	$2,544,002	$340,723	$1,595,665	$52,398	$3,920,643	$467,242	$222,471	$—	$3,862,117	$26,385	$—	$85,209	$712,159	$—	$25,018,167
Total Financial
and Derivative
Net Assets	$544,846	$16,183	$(430,295)	$(142,422)	$4,468,418	$1,028,259	$363,870	$(1,068,922)	$145,434	$5,762,170	$4,642,917	$1,139,203	$—	$31,837,615	$(25,933)	$395,386	$177,941	$678,178	$45,931	$49,578,779
Total collateral
received
(pledged)†##	$534,953	$—	$—	$—	$4,468,418	$1,028,259	$290,000	$(1,068,922)	$145,364	$5,762,170	$4,557,000	$1,115,395	$—	$30,868,000	$(20,828)	$279,588	$110,000	$678,000	$—
Net amount	$9,893	$16,183	$(430,295)	$(142,422)	$—	$—	$73,870	$—	$70	$—	$85,917	$23,808	$—	$969,615	$(5,105)	$115,798	$67,941	$178	$45,931
Controlled
collateral
received
(including TBA
commitments)**	$534,953	$—	$—	$—	$256,000	$1,030,000	$290,000	$—	$145,364	$5,926,000	$5,146,000	$1,115,395	$559,760	$30,868,000	$—	$279,588	$110,000	$678,000	$—	$46,939,060
Uncontrolled
collateral
received	$—	$—	$—	$—	$6,439,354	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$6,439,354
Collateral
(pledged)
(including TBA
commitments)**	$—	$—	$—	$—	$(1,890,038)	$—	$—	$(1,076,027)	$—	$—	$—	$—	$—	$—	$(20,828)	$—	$—	$—	$—	$(2,986,893)

74 Diversified Income Trust	Diversified Income Trust 75

* Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

** Included with Investments in securities on the Statement of assets and liabilities.

† Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

##Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $668,241 and $24,421,553, respectively.

Shareholder meeting results (Unaudited)

January 31, 2024 special meeting

At the meeting, a new Management Contract for your fund with Putnam Investment Management, LLC was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
112,947,688	2,563,298	9,487,060

At the meeting, a new Sub-Management Contract for your fund between Putnam Investment Management, LLC and Putnam Investments Limited was approved, as follows:

Votes for	Votes against	Abstentions/Votes withheld
112,079,311	2,922,562	9,996,172

All tabulations are rounded to the nearest whole number.

76 Diversified Income Trust

Fund information

Investment Manager	Trustees	Jonathan S. Horwitz
Putnam Investment	Kenneth R. Leibler, Chair	Executive Vice President,
Management, LLC	Barbara M. Baumann, Vice Chair	Principal Executive Officer,
100 Federal Street	Liaquat Ahamed	and Compliance Liaison
Boston, MA 02110	Katinka Domotorffy
	Catharine Bond Hill	Kelley Hunt
Investment Sub-Advisor	Jennifer Williams Murphy	AML Compliance Officer
Putnam Investments Limited	Marie Pillai
16 St James’s Street	George Putnam III	Martin Lemaire
London, England SW1A 1ER	Robert L. Reynolds	Vice President and
	Manoj P. Singh	Derivatives Risk Manager
Marketing Services	Mona K. Sutphen
Putnam Retail Management	Jane E. Trust	Alan G. McCormack
Limited Partnership		Vice President and
100 Federal Street	Officers	Derivatives Risk Manager
Boston, MA 02110	Robert L. Reynolds
	President, The Putnam Funds	Denere P. Poulack
Custodian		Assistant Vice President,
State Street Bank	Kevin R. Blatchford	Assistant Clerk, and
and Trust Company	Vice President and	Assistant Treasurer
Assistant Treasurer
Legal Counsel		Janet C. Smith
Ropes & Gray LLP	James F. Clark	Vice President,
	Vice President and	Principal Financial Officer,
	Chief Compliance Officer	Principal Accounting Officer,
and Assistant Treasurer
Michael J. Higgins
	Vice President, Treasurer,	Stephen J. Tate
	and Clerk	Vice President and
Chief Legal Officer

This report is for the information of shareholders of Putnam Diversified Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of the fund’s Quarterly Performance Summary, and the fund’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com or franklintempleton.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 14. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Diversified Income Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: May 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: May 28, 2024

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: May 28, 2024